As filed with the Securities and Exchange       Registration No. 333-01107
Commission on April 14, 1997                    Registration No. 811-2513


--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

--------------------------------------------------------------------------------
                      POST-EFFECTIVE AMENDMENT NO. 5 TO
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               and Amendment To

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
    Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                          (Exact Name of Registrant)

                   Aetna Life Insurance and Annuity Company
                             (Name of Depositor)

           151 Farmington Avenue, RE4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

      Depositor's Telephone Number, including Area Code: (860) 273-7834

                           Susan E. Bryant, Counsel
                   Aetna Life Insurance and Annuity Company
           151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                   (Name and Address of Agent for Service)



--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

     [ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

     [X]   on May 1, 1997 pursuant to paragraph (b) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

                          VARIABLE ANNUITY ACCOUNT C
                            CROSS REFERENCE SHEET



 FORM N-4
 ITEM NO.            PART A (PROSPECTUS)                      LOCATION

     1      Cover Page..........................   Cover Page

     2      Definitions.........................   Definitions

     3      Synopsis............................   Prospectus Summary; Fee Table

     4      Condensed Financial Information.....   Condensed Financial
                                                   Information; Appendix VII -
                                                   Condensed Financial
                                                   Information

     5      General Description of Registrant,     The Company; Variable Annuity
            Depositor, and Portfolio Companies..   Account C; The Funds

     6      Deductions and Expenses.............   Charges and Fees During the
                                                   Accumulation Period

     7      General Description of Variable
            Annuity Contracts...................   Purchase; Miscellaneous

     8      Annuity Period......................   Annuity Period

     9      Death Benefit.......................   Death Benefit

    10      Purchases and Contract Value........   Purchase; Determining
                                                   individual Account Current
                                                   Value

    11      Redemptions.........................   Contract Rights; Additional
                                                   Withdrawal Options

    12      Taxes...............................   Tax Status

    13      Legal Proceedings...................   Miscellaneous - Legal
                                                   Proceedings and Legal Matters

    14      Table of Contents of the Statement of
            Additional Information..............   Statement of Additional
                                                   Information - Table of
                                                   Contents

 FORM N-4            PART B (STATEMENT OF
 ITEM NO.          ADDITIONAL INFORMATION)                    LOCATION

    15      Cover Page..........................   Cover page

    16      Table of Contents...................   Table of Contents

    17      General Information and History.....   General Information and
                                                   History

    18      Services............................   General Information and
                                                   History; Independent Auditors

    19      Purchase of Securities Being Offered   Offering and Purchase of
                                                   Contracts

    20      Underwriters........................   Offering and Purchase of
                                                   Contracts

    21      Calculation of Performance Data.....   Performance Data; Average
                                                   Annual Total Return
                                                   Quotations

    22      Annuity Payments....................   Annuity Payments

    23      Financial Statements................   Financial Statements



                    Part C (Other Information)
                    --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
================================================================================

The Contracts offered in connection with this Prospectus are the Retirement Plus and Voluntary Contracts, which are group deferred variable annuity contracts (the "Contracts") issued by Aetna Life Insurance and Annuity Company ("Company"). See "Purchase." The Contracts are designed to fund plans that provide for retirement income and are established under the Internal Revenue Code of 1986, as amended ("Code"). Amounts held under a Contract may be entitled to tax-deferred treatment under certain sections of the Code.

Each Contract allows values to accumulate under variable investment options or credited interest options, or a combination of these investment options. They also provide for the payment of annuity benefits on a variable or fixed basis, or a combination thereof.

The variable investment options ("Funds") currently available through Variable Annuity Account C (the "Separate Account") under the Contracts described in this Prospectus are as follows:

[bullet] Aetna Variable Fund
[bullet] Aetna Income Shares
[bullet] Aetna Variable Encore Fund
[bullet] Aetna Investment Advisers Fund, Inc.
[bullet] Aetna Ascent Variable Portfolio
[bullet] Aetna Crossroads Variable Portfolio
[bullet] Aetna Legacy Variable Portfolio
[bullet] Aetna Variable Capital Appreciation Portfolio
[bullet] Aetna Variable Growth Portfolio
[bullet] Aetna Variable Index Plus Portfolio
[bullet] Aetna Variable Small Company Portfolio
[bullet] Alger American Growth Portfolio
[bullet] Alger American Small Cap Portfolio
[bullet] American Century VP Capital Appreciation (formerly known as TCI Growth) [bullet] Calvert Responsibly Invested Balanced Portfolio
[bullet] Fidelity VIP II Contrafund Portfolio
[bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio
[bullet] Fidelity VIP Overseas Portfolio
[bullet] Franklin Government Securities Trust
[bullet] Janus Aspen Aggressive Growth Portfolio
[bullet] Janus Aspen Balanced Portfolio
[bullet] Janus Aspen Flexible Income Portfolio
[bullet] Janus Aspen Growth Portfolio
[bullet] Janus Aspen Short-Term Bond Portfolio
[bullet] Janus Aspen Worldwide Growth Portfolio
[bullet] Lexington Natural Resources Trust
[bullet] Neuberger & Berman Growth Portfolio
[bullet] Scudder International Portfolio Class A Shares

The credited interest options available for the accumulation of values are the Guaranteed Accumulation Account, the Fixed Plus Account and the Fixed Account. The Guaranteed Accumulation Account and the Fixed Plus Account are offered only in those jurisdictions in which they are approved. (See Appendices I, II and III.) The Fixed Account is available for accumulation only in limited circumstances. (See Appendix IV.) Except as specifically mentioned, this Prospectus describes only the variable investment options of the Contracts. Additional information about the Guaranteed Accumulation Account is also contained in an accompanying prospectus.

The availability of the above Funds and credited interest options is subject to applicable regulatory authorization. Not all Funds or credited interest options are available in all jurisdictions, under all Plans or under a particular Contract. Please check with your employer to determine option availability.


This Prospectus sets forth concisely the information about the Separate Account that a prospective investor should know before investing. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") dated May 1, 1997, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed in this Prospectus. An SAI may be obtained without charge by indicating the request on the enrollment form or on the enclosed prospectus receipt for this Prospectus or by calling 1-800-525-4225. You may also obtain our SAI for any of the Funds by calling that phone number.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS
================================================================================


DEFINITIONS  ..............................................  DEFINITIONS - 1
PROSPECTUS SUMMARY    .....................................      SUMMARY - 1
FEE TABLE    ..............................................    FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION  .......................................   1
PERFORMANCE DATA  ......................................................   1
THE COMPANY    .........................................................   1
VARIABLE ANNUITY ACCOUNT C    ..........................................   1
THE FUNDS   ............................................................   2
  Mixed and Shared Funding    ..........................................   4
  Fund Changes    ......................................................   4
  Fund Limitations   ...................................................   4
PURCHASE    ............................................................   5
  The Contracts   ......................................................   5
  Eligible Contract Holders   ..........................................   5
  Purchase By Exchange  ................................................   5
  Contract Charges and Fees Options    .................................   5
  Responsibilities of Contract Holders    ..............................   5
  Enrollment of Participants  ..........................................   5
  Contributions   ......................................................   6
    Contribution Limits for Contracts Used with 403(b) Plans   .........   6
    Contribution Limits for Contracts Used with 401(a)/401(k) Plans  ...   6
  Distribution    ......................................................   6
DETERMINING INDIVIDUAL ACCOUNT CURRENT VALUE    ........................   7
  Fund Record Units  ...................................................   7
  Net Return Factor  ...................................................   7
  Transfer Credits   ...................................................   7
CONTRACT RIGHTS   ......................................................   8
  Right to Cancel    ...................................................   8
  Rights Under the Contracts  ..........................................   8
    Rights Under the Retirement Plus Contract   ........................   8
    Rights Under the Voluntary Contract   ..............................   8
    Rights to your Individual Account  .................................   8
TRANSFERS AND ALLOCATION CHANGES    ....................................   8
WITHDRAWALS    .........................................................   9
  Withdrawal Restrictions for Contracts Used with 403(b) Plans    ......   9
  Reinvestment Privilege   .............................................  10
CONTRACT LOANS    ......................................................  10
CHARGES AND FEES DURING THE ACCUMULATION PERIOD    .....................  10
  Annual Maintenance Fee   .............................................  13
  Withdrawal Fee  ......................................................  13
  Mortality and Expense Risk Charges   .................................  14

  Administrative Expense Charge  .......................................  14
  Fund Expenses   ......................................................  14
  Premium and Other Taxes  .............................................  14
CHARGES AND FEES DURING THE ANNUITY PERIOD   ...........................  14
  Mortality and Expense Risk Charges   .................................  14
  Administrative Expense Charge  .......................................  14
  Withdrawal Fee  ......................................................  14
ADDITIONAL WITHDRAWAL OPTIONS    .......................................  15
ANNUITY PERIOD    ......................................................  15
  Annuity Period Elections    ..........................................  15
  Annuity Options    ...................................................  16
DEATH BENEFIT  .........................................................  17
  Accumulation Period   ................................................  17
  Annuity Period  ......................................................  18
TAX STATUS  ............................................................  18
  Introduction    ......................................................  18
  Taxation of the Company  .............................................  19
  Tax Status of the Contracts    .......................................  19
  Contracts Used with 403(b) Plans  ....................................  19
  Contracts Used with "Qualified" Plans   ..............................  20
  Penalty Tax on Certain Distributions    ..............................  21
  Other Tax Consequences   .............................................  21
MISCELLANEOUS  .........................................................  21
  Voting Rights   ......................................................  21
  Modification of the Contracts  .......................................  22
  Contract Holder Inquiries   ..........................................  22
  Telephone Transfers   ................................................  22
  Payments  ............................................................  22
  Transfer of Ownership; Assignment    .................................  22
  Legal Proceedings  ...................................................  22
  Legal Matters   ......................................................  22
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION   ..................  23
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT  ...........................  24
APPENDIX II--FIXED PLUS ACCOUNT  .......................................  25
APPENDIX III--FIXED PLUS ACCOUNT (Applicable only in
  limited circumstances) ...............................................  28
APPENDIX IV--FIXED ACCOUNT (Applicable only in limited
  circumstances)   .....................................................  30
APPENDIX V--EMPLOYEE APPOINTMENT OF EMPLOYER AS AGENT
  UNDER AN ANNUITY CONTRACT    .........................................  32
APPENDIX VI--CONTRACTS ACQUIRED BY EXCHANGE  ...........................  33
APPENDIX VII--CONDENSED FINANCIAL INFORMATION   ........................  35

                                  DEFINITIONS
================================================================================

As used in this Prospectus, the following terms have the meanings shown:

Accumulation Period: The period during which Net Contribution(s) are applied to an Individual Account.

Adjusted Current Value: The Current Value of an Individual Account plus or minus any applicable aggregate GA Account Market Value Adjustment, if applicable.

Aggregate Current Value: Current Value of Individual Accounts under a Contract and other contracts of the same class as the Contract covering employees of the employer maintaining the Plan. Where such other contract becomes effective after the date a Contract became effective, the aggregation will commence in accordance with the Company's existing administrative practice, but in no event later than the first day of the next succeeding anniversary date. Where such other contract is in existence prior to, or on the date a Contract became effective, the aggregation will commence on the date the Contract becomes effective.

Annuitant: A person on whose life an Annuity payment is based under a Contract.

Annuity: Payments of income:

     (a) For the life of one or two persons;

     (b) For a stated period; or

     (c) For some combination of (a) and (b).

Annuity Period: The period during which Annuity payments are made.

Annuity Unit: A measure of the value attributable to each Fund selected during the Annuity Period.

Beneficiary: The person named to receive any benefits which remain under a Contract after a Participant's death. Participants designate a Plan beneficiary for their Individual Accounts.

Code: Internal Revenue Code of 1986, as amended.

Company: Aetna Life Insurance and Annuity Company, sometimes referred to as "we" or "us."

Contract(s): Either the Retirement Plus Contract or the Voluntary Contract offered by this Prospectus or both.

Contract Holder: The entity to which a Contract is issued. The Contract Holder is usually the employer.

Contribution: A payment received at the Company's Home Office and allocated to a Contract.

Current Value: For an Individual Account during the Accumulation Period, the
   Current Value is the total of:

     (a) The amount, if any, in the Fixed Plus Account, with interest earned to date; plus

     (b) The amount, if any, in the GA Account with interest earned to date;
         plus

     (c) The amount, if any, in the Fixed Account with interest earned to date; plus

     (d) The value of all Fund Record Units, if any, as of the most recent Valuation Period; less

     (e) Any Maintenance Fee(s) due.

Distributor(s): The registered broker-dealer(s) which have entered into selling agreements with the Company to offer and sell the Contracts. The Company may also serve as a Distributor.

Employee Account: An Individual Account that will be credited with Participant Contributions, specifically employee salary reduction contributions.

Employer Account: An Individual Account that will be credited with the employer Contributions.

ERISA: Employee Retirement Income Security Act of 1974.

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

Fixed Account: An accumulation option with a guaranteed minimum interest rate which is available for accumulation only in limited circumstances. See Appendix IV.

Fixed Plus Account: An accumulation option with a guaranteed minimum interest rate. The Company may credit a higher rate which is not guaranteed. See Appendices II and III.

Fund Record Units: Units representing the portion of the Net Contribution(s) applied to each Fund under the Separate Account.

Funds: The open-end registered management investment companies or separate investment portfolio thereof, in which the Separate Account invests.

General Account: The account holding the assets of the Company, other than those assets held in the Company's separate account(s).

Guaranteed Accumulation Account (GA Account or the GAA): An accumulation option where the Company guarantees stipulated rate(s) of interest for a specified period of time. See Appendix I. All General Account assets of the Company are available to meet the guarantees for the GA Account.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Individual Account(s): Account(s) established for each Participant under each Contract in which he or she may be participating to keep a record of Current Values and transactions.

Maintenance Fee: A maintenance fee will be charged for each Participant under each Contract and will be deducted during the Accumulation Period from the sum under each Contract of the Current Value of Participant's Individual Accounts and upon full surrender of the Participant's Individual Accounts.

Market Value Adjustment: An adjustment to the amount withdrawn or transferred from the Guaranteed Accumulation Account prior to the end of that Guaranteed Term. The adjustment reflects the change in the value of the investment due to changes in interest rates since the date of deposit. See Appendix I and the prospectus for the Guaranteed Accumulation Account for a discussion of how the market value adjustment is actually calculated.

Net Contributions: A Contribution less applicable premium taxes.

Participant: An eligible person participating in the Plan maintained by the Contract Holder, for whom an Individual Account has been established by the Contract Holder, referred to as "you."

Plan(s): The Plan named on the cover of a Contract established under Code
Section 403(b) or Sections 401(a)/401(k).

Retirement Plus Contract: The group deferred variable annuity contract offered in connection with this Prospectus which allows for employer Contributions and employee Contributions.

SEC: Securities and Exchange Commission.

Separate Account: Variable Annuity Account C, an account established by the Company under Section 38a-433 of the Connecticut General Statutes, that buys and holds shares of the Fund(s) available under a Contract.

Underwriter: The registered broker-dealer which contracts with other registered broker-dealers on behalf of the Separate Account to offer and sell the Contracts.

Valuation Period: The period of time from when the Company determines the Accumulation Unit Value and Annuity Unit Value of a variable investment option until the next time it determines such unit value. Currently, the calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

Valuation Reserve: A reserve established pursuant to the insurance laws of Connecticut to measure voting rights during the Annuity Period and the value of a commutation right available under the "Payments for a Specified Period" nonlifetime Annuity option when elected on a variable basis under a Contract.

--------------------------------------------------------------------------------
                                DEFINITIONS - 2

Variable Annuity: An Annuity providing for the accumulation of values and/or for Annuity payments which vary in dollar amount with investment results.

Voluntary Contract: The group deferred variable annuity contract offered in connection with this Prospectus which allows only for employee Contributions.

Withdrawal Fee: If all or any portion of an Individual Account's Current Value is withdrawn during the Accumulation Period, a percentage of the amount withdrawn may be deducted so that the Company may recover sales and administrative related expenses.

--------------------------------------------------------------------------------
                                DEFINITIONS - 3

                               PROSPECTUS SUMMARY
================================================================================

CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are group deferred, variable annuity contracts. Under the Retirement Plus Contract, Contributions may be made by the Contract Holder (generally, the employer) and the Participants. Under the Voluntary Contract, Contributions may be made only by Participants. See "The Contracts," "Contract Rights" and "Miscellaneous."

     The Contracts are being offered in certain markets to fund Plans that are adopted under Sections 401(a), 401(k) or 403(b) of the Code. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. Under the Plans, Contributions made under the Plan are forwarded by the Contract Holder to the Company.

PURCHASE

     Each Contract may be purchased by eligible organizations on behalf of a group made up of their employees. Eligible employees may participate in a Contract by completing an enrollment form (and any other required forms) and submitting it to the Company with an initial Contribution. See "Purchase."

WITHDRAWALS

     Each Contract allows withdrawals of all or a portion of your Individual Account Current Value during the Accumulation Period. Certain charges and fees may be assessed upon withdrawal from either Contract. See "Charges and Fees During the Accumulation Period." Limitations apply to withdrawals from the Fixed Plus Account. See Appendices II and III. The Code restricts full and partial withdrawals in certain circumstances. See "Withdrawal Restrictions For Contracts Used with 403(b) Plans." Amounts withdrawn from the GAA may be subject to a Market Value Adjustment. See Appendix I.

WITHDRAWAL FEE

     Amounts withdrawn from either Contract may be subject to a Withdrawal Fee. The maximum Withdrawal Fee that could be assessed on a full or partial withdrawal is 8.5% of the total Contributions made to the Individual Account of a Contract. See "Charges and Fees During the Accumulation Period--Withdrawal Fee."

TAXES AND WITHHOLDING

     A 10% federal tax penalty and a 20% withholding for income tax may be imposed on certain withdrawals. See "Tax Status."

CONTRACT CHARGES

     Certain charges are associated with each Contract; for example, mortality and expense risk charges, administrative expense charges and Maintenance Fees. The Funds are also subject to certain fees and expenses. Contributions may also be subject to premium taxes. See "Charges and Fees During the Accumulation Period" for a complete explanation of these charges.

FREE LOOK PERIOD

     Contract Holders have the right to cancel their Contract and Participants have the right to cancel their participation in a Contract within 10 days (or longer if required by state law). Unless state law requires otherwise, the Company will return the full amount of Contributions increased or decreased by the investment performance of the variable funding options to which Contributions were deposited.

--------------------------------------------------------------------------------
                                  SUMMARY - 1

                                   FEE TABLE
================================================================================

The purpose of the Fee Table is to assist Contract Holders in understanding the various costs and expenses that may be borne, directly or indirectly, under each Contract. The costs and expenses will be based upon the charges and fees option the Contract Holder selects. The information listed reflects the charges due under each Contract, as well as the fees and expenses deducted from the Funds. Additional information regarding the charges and fees assessed under each Contract can be found under "Contract Charges and Fees Options" and "Charges and Fees During the Accumulation Period" in this Prospectus. Charges and expenses shown do not take into account premium taxes that may be applicable. For more information regarding expenses paid out of the assets of a particular Fund, see the Fund's Prospectus.

CONTRACT HOLDER TRANSACTION EXPENSES

   WITHDRAWAL FEE for withdrawals under each Contract (as a percentage of amount withdrawn) (1):

                       Number of Years
                       Individual Account Has
                       Been Established                Fee
                      -----------------------------   -----
                       Less than 5                     5%
                       5 or more but less than 7       4%
                       7 or more but less than 9       3%
                       9 or more but less than 10      2%
                       10 or more                      0%

ANNUAL MAINTENANCE FEE(2)
   Per Participant, Per Contract    ............................   $20.00
SEPARATE ACCOUNT ANNUAL EXPENSES
(Daily deductions, equal to the percentage shown
on an annual basis, made from amounts allocated to the
variable options under each Contract)
   Mortality and Expense Risk Charge(3)   ......................     1.25%
   Administrative Expense Charge(4)    .........................     0.25%
                                                                   ------
   Total Separate Account Annual Expenses ......................     1.50%
                                                                   ======

------------------

(1) This sets forth the Withdrawal Fee schedule for 10 years, the maximum duration of the Withdrawal Fee. The total amount deducted for the Withdrawal Fee will not exceed 8.5% of the Contributions made to an Individual Account. See "Contract Charges and Fees Options" and "Charges and Fees During the Accumulation Period--Withdrawal Fee" for instances in which the Withdrawal Fee will only be charged for 5 years or not at all and for a description of this charge.

(2) This represents the maximum annual Maintenance Fee that will be deducted under a Contract. See "Contract Charges and Fees Options" and "Charges and Fees During the Accumulation Period--Annual Maintenance Fee" for instances in which this fee may be reduced and for a description of this charge. A Maintenance Fee, to the extent permitted by state law, is also deducted upon termination of an Individual Account.

(3) This represents the maximum mortality and expense risk charge that may be deducted under a Contract. See "Contract Charges and Fees Options" and "Charges and Fees During the Accumulation Period--Mortality and Expense Risk Charges" for instances in which this fee may be reduced and for a description of this charge.

(4) This represents the maximum annual administrative expense charge that will be deducted under a Contract. See "Contract Charges and Fees Options" and "Charges and Fees During the Accumulation Period--Administrative Expense Charge" for instances in which this fee may be reduced and for a description of this charge.

--------------------------------------------------------------------------------
                                 FEE TABLE - 1

FUND ANNUAL EXPENSES

(Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1996.) A Fund's "Other Expenses" include operating costs of the Fund. These expenses shown below are reflected in the Fund's net asset value and are not deducted from the Individual Account Current Value under the Contract.


                                                                         Investment
                                                                      Advisory Fees(1)    Other Expenses
                                                                       (after expense     (after expense      Total Fund
                                                                       reimbursement)     reimbursement)    Annual Expenses
                                                                      ------------------ ----------------- -----------------
Aetna Variable Fund(2)                                                        0.50%             0.06%             0.56%
Aetna Income Shares(2)                                                        0.40%             0.08%             0.48%
Aetna Variable Encore Fund(2)                                                 0.25%             0.10%             0.35%
Aetna Investment Advisers Fund, Inc(2)                                        0.50%             0.08%             0.58%
Aetna Ascent Variable Portfolio(2)                                            0.60%             0.15%             0.75%
Aetna Crossroads Variable Portfolio(2)                                        0.60%             0.15%             0.75%
Aetna Legacy Variable Portfolio(2)                                            0.60%             0.15%             0.75%
Aetna Variable Capital Appreciation Portfolio(2)                              0.60%             0.15%             0.75%
Aetna Variable Growth Portfolio(2)                                            0.60%             0.15%             0.75%
Aetna Variable Index Plus Portfolio(2)                                        0.35%             0.15%             0.50%
Aetna Variable Small Company Portfolio(2)                                     0.75%             0.15%             0.90%
Alger American Growth Portfolio                                               0.75%             0.04%             0.79%
Alger American Small Cap Portfolio                                            0.85%             0.03%             0.88%
American Century VP Capital Appreciation (formerly "TCI Growth")(3)           1.00%             0.00%             1.00%
Calvert Responsibly Invested Balanced Portfolio(4)                            0.71%             0.13%             0.84%
Fidelity VIP II Contrafund Portfolio(5)                                       0.61%             0.13%             0.74%
Fidelity VIP Equity-Income Portfolio(5)                                       0.51%             0.07%             0.58%
Fidelity VIP Growth Portfolio(5)                                              0.61%             0.08%             0.69%
Fidelity VIP Overseas Portfolio(5)                                            0.76%             0.17%             0.93%
Franklin Government Securities Trust(6)                                       0.63%             0.07%             0.70%
Janus Aspen Aggressive Growth Portfolio(7)                                    0.72%             0.04%             0.76%
Janus Aspen Balanced Portfolio(7)                                             0.79%             0.15%             0.94%
Janus Aspen Flexible Income Portfolio(7)                                      0.65%             0.19%             0.84%
Janus Aspen Growth Portfolio(7)                                               0.65%             0.04%             0.69%
Janus Aspen Short-Term Bond Portfolio(7)                                      0.47%             0.19%             0.66%
Janus Aspen Worldwide Growth Portfolio(7)                                     0.66%             0.14%             0.80%
Lexington Natural Resources Trust                                             1.00%             0.42%             1.42%
Neuberger & Berman Growth Portfolio(8)                                        0.83%             0.09%             0.92%
Scudder International Portfolio Class A Shares                                0.86%             0.19%             1.05%

------------------
(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The new Administrative Services Agreement became effective on May 1, 1996 for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Ascent Variable Portfolio, Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. Therefore, for these Funds the "Other Expenses" shown are not based on actual figures for the year ended December 31, 1996, but reflect the fee payable under that Agreement. The Administrative Services Agreement was in effect for Aetna Variable Capital Appreciation Portfolio, Aetna Variable Growth Portfolio, Aetna Variable Index Plus Portfolio and Aetna Variable Small Company Portfolio since their inception.

    Effective August 1, 1996, Investment Advisory Fees were increased for Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna Ascent Variable Portfolio, Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. The Advisory Fees shown above are not based on actual figures for the year ended December 31, 1996, but reflect the increased Investment Advisory Fees.

(3) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.

(4) The figures above are based on expenses for fiscal year 1996, and have been restated to reflect an increase in transfer agency expenses of 0.03% expected to be incurred in 1997. "Investment Advisory Fees" include a performance adjustment, which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of 0.03% (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.81%.


--------------------------------------------------------------------------------
                                 FEE TABLE - 2

(5) A portion of the brokerage commissions that certain funds pay was used to reduce expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses would have been 0.56% for Equity Income Portfolio, 0.67% for Growth Portfolio, 0.92% for Overseas Portfolio, 0.73% for Asset Manager Portfolio; and 0.71% for Contrafund Portfolio.

(6) An expense reimbursement arrangement was in effect until February 1, 1996; however, it is no longer in effect. The advisory fee and total annual expenses shown above reflect the actual expenses of the Fund before reimbursement, as if such arrangement had not been in effect at any time during 1996.

(7) The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio other than the Flexible Income Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been 0.79%, 0.04% and 0.83% for Aggressive Growth Portfolio; 0.92%, 0.15% and 1.07% for Balanced Portfolio; 0.79%, 0.04% and 0.83% for Growth Portfolio; 0.65%, 0.19% and 0.84% for Short-Term Bond Portfolio; and 0.77%, 0.14% and 0.91% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.

(8) Neuberger & Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Advisory Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.


--------------------------------------------------------------------------------
                                 FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE)


THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


                                                                   EXAMPLE A
                                                  --------------------------------------------
                                                   If you withdraw your entire Account
                                                   Value at end of the periods shown,
                                                   you would pay the following expenses,
                                                   including any applicable deferred
                                                   sales charge:
                                                   1 year    3 years    5 years    10 years
                                                  --------- ---------- ---------- -----------
Aetna Variable Fund                                $73       $121       $161       $247
Aetna Income Shares                                $72       $119       $157       $238
Aetna Variable Encore Fund                         $71       $115       $150       $225
Aetna Investment Advisers Fund, Inc.               $73       $122       $162       $249
Aetna Ascent Variable Portfolio                    $75       $127       $170       $266
Aetna Crossroads Variable Portfolio                $75       $127       $170       $266
Aetna Legacy Variable Portfolio                    $75       $127       $170       $266
Aetna Variable Capital Appreciation Portfolio      $75       $127       $170       $266
Aetna Variable Growth Portfolio                    $75       $127       $170       $266
Aetna Variable Index Plus Portfolio                $73       $120       $158       $240
Aetna Variable Small Company Portfolio             $76       $131       $177       $281
Alger American Growth Portfolio                    $75       $128       $172       $270
Alger American Small Cap Portfolio                 $76       $130       $176       $279
American Century VP Capital Appreciation           $77       $134       $182       $291
Calvert Responsibly Invested Balanced Portfolio    $76       $129       $174       $275
Fidelity VIP II Contrafund Portfolio               $75       $126       $169       $265
Fidelity VIP Equity-Income Portfolio               $73       $122       $162       $249
Fidelity VIP Growth Portfolio                      $74       $125       $167       $260
Fidelity VIP Overseas Portfolio                    $77       $132       $178       $284
Franklin Government Securities Trust               $74       $125       $167       $261
Janus Aspen Aggressive Growth Portfolio            $75       $127       $170       $267
Janus Aspen Balanced Portfolio                     $77       $132       $179       $285
Janus Aspen Flexible Income Portfolio              $76       $129       $174       $275
Janus Aspen Growth Portfolio                       $74       $125       $167       $260
Janus Aspen Short-Term Bond Portfolio              $74       $124       $166       $257
Janus Aspen Worldwide Growth Portfolio             $75       $128       $172       $271
Lexington Natural Resources Trust                  $81       $146       $202       $331
Neuberger & Berman Growth Portfolio                $77       $132       $178       $283
Scudder International Portfolio Class A Shares     $78       $135       $184       $296

                                                                  EXAMPLE B*
                                                  -------------------------------------------
                                                   If you do not withdraw your Account
                                                   Value, or if you annuitize at the end of
                                                   the periods shown, you would pay the
                                                   following expenses (no deferred sales
                                                   charge is reflected):**
                                                   1 year    3 years    5 years    10 years
                                                  --------- ---------- ---------- ----------
Aetna Variable Fund                                $22       $67        $115       $247
Aetna Income Shares                                $21       $64        $111       $238
Aetna Variable Encore Fund                         $20       $60        $104       $225
Aetna Investment Advisers Fund, Inc.               $22       $67        $116       $249
Aetna Ascent Variable Portfolio                    $24       $73        $124       $266
Aetna Crossroads Variable Portfolio                $24       $73        $124       $266
Aetna Legacy Variable Portfolio                    $24       $73        $124       $266
Aetna Variable Capital Appreciation Portfolio      $24       $73        $124       $266
Aetna Variable Growth Portfolio                    $24       $73        $124       $266
Aetna Variable Index Plus Portfolio                $21       $65        $112       $240
Aetna Variable Small Company Portfolio             $25       $77        $132       $281
Alger American Growth Portfolio                    $24       $74        $126       $270
Alger American Small Cap Portfolio                 $25       $76        $131       $279
American Century VP Capital Appreciation           $26       $80        $137       $291
Calvert Responsibly Invested Balanced Portfolio    $24       $75        $129       $275
Fidelity VIP II Contrafund Portfolio               $23       $72        $124       $265
Fidelity VIP Equity-Income Portfolio               $22       $67        $116       $249
Fidelity VIP Growth Portfolio                      $23       $71        $121       $260
Fidelity VIP Overseas Portfolio                    $25       $78        $133       $284
Franklin Government Securities Trust               $23       $71        $122       $261
Janus Aspen Aggressive Growth Portfolio            $24       $73        $125       $267
Janus Aspen Balanced Portfolio                     $25       $78        $134       $285
Janus Aspen Flexible Income Portfolio              $24       $75        $129       $275
Janus Aspen Growth Portfolio                       $23       $71        $121       $260
Janus Aspen Short-Term Bond Portfolio              $23       $70        $120       $257
Janus Aspen Worldwide Growth Portfolio             $24       $74        $127       $271
Lexington Natural Resources Trust                  $30       $93        $157       $331
Neuberger & Berman Growth Portfolio                $25       $78        $133       $283
Scudder International Portfolio Class A Shares     $27       $82        $139       $296


------------------

* This hypothetical illustration assumes that (i) a withdrawal charge will be applicable for a 10-year period, (ii) a transfer credit will apply, and (iii) less than $500,000 in assets will be held by the Company. Accordingly, the Individual Account is subject to a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.25%, $15.00 annual Maintenance Fee, as an annual charge of 0.074% of the estimated assets held in the Separate Account under the Contracts, and a Withdrawal Fee for 10 years. See "Charges and Fees During the Accumulation Period."


** This Example would not apply if the Annuity Option of Payments for a Specified Period of Time is selected, and a lump sum settlement is requested before five years of payments have been made, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would apply. (Refer to Example A.)

--------------------------------------------------------------------------------
                                 FEE TABLE - 4

                        CONDENSED FINANCIAL INFORMATION
================================================================================
     Condensed Financial Information for the Separate Account is shown in Appendix VII.

                                PERFORMANCE DATA
================================================================================

     From time to time, the Company may advertise different types of historical performance for the variable funding options of the Separate Account available under the Contracts described in this Prospectus. The Company may advertise the "standardized average annual total returns" of the variable funding options, calculated in a manner prescribed by the SEC, as well as the "non-standardized return." Both methods are described below. Further information is contained in the SAI.

     "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the variable investment options under the Contracts and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception if less than 10 years). Standardized returns will reflect the deduction of all recurring charges during each period based either on the fee schedule under the Contract that generates the lowest return, or based on an actual fee schedule applicable to a particular Contract Holder, if different.

     "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable Withdrawal Fee (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

     The Company may also advertise certain ratings, rankings or other information related to the Company, the variable investment options or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

                                  THE COMPANY
================================================================================

      Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

      The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                           VARIABLE ANNUITY ACCOUNT C
================================================================================

      Variable Annuity Account C is a separate account established by the Company in 1976 pursuant to the insurance laws of the State of Connecticut. The Separate Account was formed for the purpose of segregating assets attributable to the variable portions of the Contracts from other assets of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, and meets the definition of "separate account" under federal securities laws.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

--------------------------------------------------------------------------------
                                       1

                                   THE FUNDS
================================================================================

      The Contract Holder will designate some or all of the mutual funds described below as variable funding options under the Contracts. Except where noted, all of the Funds are diversified as defined in the Investment Company Act of 1940.

      The Contract Holder may decide to offer only a select number of Funds under its Plan. The availability of Funds may also be subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts or in all Plans.

[bullet] Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Investment Advisers Fund, Inc., is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)


[bullet] Aetna Generation Portfolios, Inc.--Aetna Ascent Variable Portfolio seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. See the Fund's prospectus for a description of the risks involved.(1)


[bullet] Aetna Generation Portfolios, Inc.--Aetna Crossroads Variable Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Capital Appreciation
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio will use a value-oriented approach in an attempt to outperform the total return performance of publicly traded common stocks represented by the S&P 500 Composite Stock Price Index ("S&P 500"), a broad based stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation. The Portfolio uses the S&P 500 as a comparative benchmark because it represents approximately two-thirds of the total market value of all U.S. common stocks, and is well known to investors.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Growth Portfolio seeks growth and capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S&P 500.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Small Company Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Companies with smaller market capitalizations generally will have market capitalization at the time of purchase of $1 billion or less.(1)

[bullet] Alger American Fund--Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity

--------------------------------------------------------------------------------
                                       2
         securities of companies which have a market capitalization of $1 billion or greater.(2)


[bullet] Alger American Fund--Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") and the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. As of March 31, 1997, the range of market capitalization of the companies in the Russell Index was $10 million to $1.94 billion; the range of market capitalization of the companies in the S&P Index at that date was $32 million to $2.58 billion. The combined range was $10 million to $2.58 billion.(2)


[bullet] American Century Variable Portfolios, Inc.--American Century VP Capital
         Appreciation (formerly known as TCI Growth) seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(3)


[bullet] Calvert Responsibly Invested Balanced Portfolio is a nondiversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.(4)


[bullet] Fidelity Investments' Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(5)

[bullet] Fidelity Investments' Variable Insurance Products Fund--Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(5)

[bullet] Fidelity Investments' Variable Insurance Products Fund--Growth
         Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(5)


[bullet] Fidelity Investments' Variable Insurance Products Fund--Overseas
         Portfolio seeks long-term growth by investing in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America). Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuation.(5)


[bullet] Franklin Government Securities Trust seeks income through investments in obligations of the U.S. Government or its agencies or instrumentalities, primarily GNMA obligations.(6)

[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P Midcap 400 Index, which as of December 30, 1996 included companies with capitalizations between approximately $192 million and $6.5 billion, but which is expected to change on a regular basis.(7)

[bullet] Janus Aspen Series--Balanced Portfolio seeks long-term capital growth consistent with the preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in equity securities selected primarily for their growth potential and 40%-60% of its assets in fixed-income securities selected primarily for their income potential.(7)


[bullet] Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income producing securities and may have substantial holdings of debt securities rated below investment grade (e.g. junk bonds). High yield, high risks securities involve certain risks. See the Fund's prospectus for a discussion of these risks.(7)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in companies of any size.(7)

--------------------------------------------------------------------------------
                                       3

[bullet] Janus Aspen Series--Short-Term Bond Portfolio seeks as high a level of current income as is consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in short- and intermediate-term fixed income securities.(7)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital, primarily through investments in common stocks of foreign and domestic issuers.(7)

[bullet] Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities, or supply goods and services to such companies.(8)


[bullet] Neuberger & Berman Advisers Management Trust--Growth Portfolio seeks capital growth without regard to income through investments in common stocks of companies believed to be undervalued and have above-average potential for capital appreciation. The Portfolio is heavily diversified among a number of stocks to limit risk.(9)


[bullet] Scudder Variable Life Investment Fund--International Portfolio Class A
         Shares seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(10)

 Investment Advisers for each of the Funds:

   (1) Aetna Life Insurance and Annuity Company (adviser); Aeltus Investment Management, Inc. (sub-adviser)

   (2) Fred Alger Management, Inc.

   (3) American Century Investment Management, Inc.

   (4) Calvert Asset Management Company, Inc.

   (5) Fidelity Management & Research Company

   (6) Franklin Advisers, Inc.

   (7) Janus Capital Corporation

   (8) Lexington Management Corporation (adviser); Market
       Systems Research Advisors, Inc. (subadviser)

   (9) Neuberger & Berman Management Inc. (Investment
       Manager); Neuberger & Berman, L.P. (Sub-Adviser)

  (10) Scudder, Stevens & Clark, Inc.


      There is no assurance that the Funds will achieve their investment objectives. Participants bear the full investment risk of investments in the Funds selected.

      Some of the Funds may invest in instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectus for the Funds for a discussion of the risks associated with an investment in those funds.


      More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. Contract Holders and Participants should read the accompanying prospectuses carefully before investing. Additional prospectuses and the Statements of Additional Information for this Prospectus and each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed on the cover of this Prospectus.


MIXED AND SHARED FUNDING

      Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Contracts described in this Prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such policyowners or contractholders may differ. Although neither the Company nor the Funds currently foresee any such disadvantages either to variable life insurance or to variable annuity policyowners, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

FUND CHANGES

      The Company reserves the right, subject to compliance with appropriate state and federal laws, to change the Fund(s) in which the Separate Account invests, and/or replace the shares of any Fund(s) held in the Separate Account with shares of any other Fund(s).

FUND LIMITATIONS

      The Contract Holder may decide to offer only a select number of Funds as funding options under its Plan, or may decide to change which Funds it offers. Under some

--------------------------------------------------------------------------------
                                       4

Contracts, no more than 18 different choices of investment options may be made during the Accumulation Period. Each Fund, the Fixed Account, each version of the Fixed Plus Account (See Appendices II and III), and each guaranteed term of GAA counts as one option, even if amounts are no longer allocated to that option. Please check with your local representative or contact the Company at the toll-free number on the cover of this Prospectus to determine if this limitation applies to you.

      The Company reserves the right to limit the funding options available during the Annuity Period.

                                    PURCHASE
================================================================================

THE CONTRACTS

      The Contracts are group deferred, variable annuity contracts. Under the Retirement Plus Contract, Contributions may be made by the Contract Holder (generally, the employer) and the Participants. The Contract Holder, or any person designated by the Contract Holder, may exercise the rights under the Retirement Plus Contract. The Contract Holder may, by written direction, allow Participants to select the investment options for the Contract Holder Contributions and Participant Contributions. Under the Voluntary Contract, Contributions may be made only by Participants. Each Participant may exercise the rights under the Voluntary Contract with respect to the Participant's Individual Accounts. See "Contract Rights" and "Miscellaneous."

ELIGIBLE CONTRACT HOLDERS

      An organization eligible to establish tax-deferred annuity plans under
Section 403(b) or Sections 401(a)/401(k) of the Code may acquire either or both of the Contracts for its Plan by filling out the appropriate master application forms and returning them to the Company or to a Distributor for delivery to the Company. Once we approve the application, a group Contract is issued to the organization as Contract Holder.

PURCHASE BY EXCHANGE

      Certain organizations which own contracts issued by the Company may exchange their existing contract(s) for either or both of the Contracts. See Appendix VI.

CONTRACT CHARGES AND FEES OPTIONS

      Your Contract's charges and fees will depend in part upon the Aggregate Current Value and in part upon choices made by your Contract Holder. Each Contract offers a Contract Holder the flexibility to choose a charges and fees structure during the Accumulation Period that will best suit the needs of its Participants. For a description of the Contracts' charges and fees, see "Charges and Fees During the Accumulation Period."

RESPONSIBILITIES OF CONTRACT HOLDERS

      The Contract Holder is responsible for maintaining all Participant vesting percentages and records, ensuring that the Plan meets certain nondiscrimination requirements imposed by the Code, and ensuring employee Contributions do not exceed the maximum limits imposed by the Code.

      If a Contract is used to fund an ERISA Plan, the Contract Holder must:

      (a) provide written certification to the Company of the satisfaction of applicable requirements for ERISA tax-deferred annuity plans, and

      (b) certify that all distributions are made in accordance with the terms of the Plan, and, if applicable, the requirements of the Code.

ENROLLMENT OF PARTICIPANTS

      Eligible organizations may acquire the Contract by submitting an application to the Company. Once we approve the application, a group Contract is issued to the employer or association as the group Contract Holder. Participants may purchase interests in a group Contract by submitting an enrollment form to the Company.

      The Company must accept or reject the application or enrollment form within two business days of receipt. If the enrollment materials are incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase payments may be held for longer periods pending acceptance of the forms only with the consent of the Participant, or under limited circumstances, with the consent of the Contract Holder. If we agree to hold Purchase Payments for longer than five business days based on the consent of the Contract Holder, the Purchase Payments will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

      After accepting your application, we will establish one or more Individual Accounts to track Contributions and transactions. If you and your employer make Contributions under a Retirement Plus Contract, we may establish an Employee Account and an Employer Account. For any


--------------------------------------------------------------------------------
                                       5
lump sum Contribution under either Contract, we may establish a separate Individual Account for that Contribution.

CONTRIBUTIONS

      Under a Contract, Contributions may be made on an installment basis or one or more lump sum Contribution(s) may be made. The Company reserves the right not to accept any Contribution. Each Contribution is forwarded to the Company through a Distributor.

      Net Contribution(s) may accumulate (a) on a variable basis by allocation to one or more of the available Funds; (b) on a fixed basis under the GA Account; (c) on a fixed basis under the Fixed Plus Account; and (d) in a combination of any of the available investment options. See Appendices I, II and
III. Not all Funds or credited interest options are available in all jurisdictions or under a particular Contract. The Fixed Account is available only for Net Contribution(s) previously allocated to a fixed account under a contract exchanged for a Contract. See Appendix IV. The Net Contribution(s) must be allocated to the respective options in increments of whole percentage amounts.

Contribution Limits for Contracts Used with 403(b) Plans

      The Code imposes a maximum limit on annual Contributions which may be excluded from your gross income. That limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Contributions will be excluded from your gross income only if the 403(b) Plan meets certain Code nondiscrimination requirements. It is the Contract Holder's responsibility to determine compliance with these requirements and other provisions of the Plan. See "Rights Under the Contracts."

Contribution Limits for Contracts Used with 401(a)/401(k) Plans

      The Code imposes a maximum limit on annual Contributions that may be excluded from a Participant's gross income. Such limit must be calculated under the Plan by the Contract Holder in accordance with Sections 402(g) and 415 of the Code. In addition, Contributions will be excluded from a Participant's gross income only if the 401(a)/401(k) Plan meets certain nondiscrimination requirements.

DISTRIBUTION

      The Company will serve as Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Individual Accounts under a Contract.

      Persons offering and selling the Contracts may receive commissions in connection with the sale of a Contract. The sales commission will range from 1% to 4% of the first year Contributions. The Company may also pay renewal commissions on Contributions made after the first year and asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Contributions made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Individual Account are set forth on your enrollment form. Commissions and sales related expenses are paid by the Company and are not deducted from Contributions. See "Charges and Fees During the Accumulation Period--Withdrawal Fee."

      Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the association for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or association would endorse the Company as a provider of the Contracts. You will be notified if a Contract is subject to these arrangements.

--------------------------------------------------------------------------------
                                      6

                  DETERMINING INDIVIDUAL ACCOUNT CURRENT VALUE
================================================================================

      The Current Value of your Individual Account as of the most recent Valuation Period, is determined by adding the value of any Fund Record Units attributed to the Fund(s) you have selected to the value, with interest earned to date, of any amounts invested in the Fixed Plus Account, the GAA and/or the Fixed Account, less any Maintenance Fee(s) due.

FUND RECORD UNITS

      A Contribution that is directed to one or more of the Funds is deposited in the Separate Account and credited to your Individual Account in the form of Fund Record Units for each Fund selected. The number of Fund Record Units credited is determined by dividing the applicable portion of the Contribution by that Contract's Fund Record Unit value of the appropriate Fund. The value of Fund Record Units attributable to the Funds will be affected by the investment performance, expenses and charges of those Funds. Generally, if the net asset value of the Fund increases, so does the Fund Record Unit value; however, performance of the Separate Account is reduced by charges and fees under a Contract.

      The Fund Record Unit value used is that next computed following the date on which a Contribution is received, provided the Contribution is received by us by the close of business of the New York Stock Exchange, unless the application has not been accepted. In that event, Contributions will be credited at the Fund Record Unit Value next determined after acceptance of the application. Shares of the Funds are purchased by the Separate Account at the net asset value next determined by the Fund following receipt of Contributions by the Separate Account.

      Fund Record Units are valued separately for each Fund. Therefore, if you elect to have a Contribution invested in a combination of Funds, you will have Fund Record Units credited from more than one source.

NET RETURN FACTOR

      The value of a Fund Record Unit for any Valuation Period is calculated by multiplying the Fund Record Unit value for the immediately preceding Valuation Period by the net return factor of the appropriate investment option for the Current Valuation Period.

      The net return factor is calculated separately for each Fund in which assets of the Separate Account are invested. It is determined by adding
1.0000000 to the net return rate.

      The net return rate is equal to:

      (a) The value of the shares of the Fund held by the Separate Account at the end of a Valuation Period; minus

      (b) The value of the shares of the Fund held by the Separate Account at the start of the Valuation Period; plus or minus

      (c) Taxes (or reserves for taxes) on the Separate Account (if any);

      (d) Divided by the total value of the Fund Record Units and Fund Annuity Units of the Separate Account at the start of the Valuation Period;

      (e) Minus a Separate Account charge at an annual effective rate as shown in a Contract for mortality and expense risks and profit and a daily administrative expense charge which will not exceed the amount shown on Contract Schedule I on an annual basis.

      The net return rate may be more or less than zero.

TRANSFER CREDITS

      If a Contract Holder is transferring to the Company assets held by another provider of funding for a Plan, a transfer credit is applied to the Individual Accounts, subject to certain conditions (and state approval). This benefit is provided on a nondiscriminatory basis if your Contract is eligible. In certain circumstances, a Contract Holder may elect to forego the transfer credit and the Contract will be subject to lower charges and fees. See "Charges and Fees During the Accumulation Period--Option B." The transfer credit will be credited to the Fixed Plus Account. See Appendices II and III.

      Once transfer credit amounts are applied to the Individual Accounts, all provisions of the Contract apply. If a transfer credit is due under a Contract, you will be provided with additional information specific to the Contract.

--------------------------------------------------------------------------------
                                       7

                                CONTRACT RIGHTS
================================================================================

RIGHT TO CANCEL

      The Contract Holder may cancel a Contract and you may cancel your interest in a Contract, no later than ten days after receiving it (or as otherwise allowed by state law) by returning it, along with a written notice of cancellation, to us. Within seven days after we receive the Contract and the written notice at our Home Office, we will return your Current Value, unless the laws of the state in which the Contract was issued require that we return Contributions (if greater than your Current Value). In states that do not require a return of Contributions, you bear the entire investment risk for amounts allocated among the variable funding options during the free look period.

RIGHTS UNDER THE CONTRACTS

      Your rights and the Contract Holder's rights are set forth in each Contract purchased by the Contract Holder. You should consult with your employer to determine which Contract your employer has purchased and you should refer to that Contract to determine your rights. Benefits payable to you are governed exclusively by the Plan. The Company is not a party to the Plan.

      Rights Under the Retirement Plus Contract. Under the Retirement Plus Contract, the rights rest with the Contract Holder (generally the employer). The Contract Holder may, by written direction, allow Participants to select the investment options for the Employer Account and Employee Account. The exercise of other rights under the Retirement Plus Contract must be made by the Contract Holder on your behalf. You have no rights to direct the Company as to payments under the Contract unless countersigned by the Contract Holder.

      For the Retirement Plus Contract, the Contract Holder and each Participant must agree in writing to the terms and conditions of the Contract, to have the Contract Holder make choices under the Contract, and to be bound by the Contract Holder's direction to the Company. See Appendix V.

      Rights Under the Voluntary Contract. You may make any choices, subject to the terms of your Plan, under the Voluntary Contract with respect to your Individual Accounts.

      Rights to your Individual Account. For Contracts used with a 403(b) Plan, you have a nonforfeitable right to the value of your Contributions pursuant to Code Section 403(b) and the terms of the Plan as interpreted by the Contract Holder. You have a nonforfeitable right to the value of your Individual Account to which your employer's Contributions are credited pursuant to the terms of, and to the extent of your vested percentage under, the Plan as interpreted by the Contract Holder.

      For Contracts used with a 401(a)/401(k) Plan, your right to Contributions derived from your Contributions and, with respect to the Retirement Plus Contract, from your employer's Contributions, must be nonforfeitable in order for the Plan to qualify for favorable tax treatment afforded to 401(a)/401(k) Plans under the Code.

                        TRANSFERS AND ALLOCATION CHANGES
================================================================================

      Before the Annuity Period, the allocation of future Net Contributions among the allowable investment options under a Contract may be changed. There is no limit on the number of these changes. Each Contract also allows any number of transfers of not less than $500 among funding options during the calendar year, without charge. The total number of funding options that may be invested in during the Accumulation Period may be limited. (See "The Funds--Fund Limitations.")

      Subject to state regulatory approval, transfers during the Annuity Period are permitted, however, we reserve the right to limit such transfers to four per year.

      Any transfer involving a Fund where the request is received by us by the close of business of the New York Stock Exchange will be based on the Fund Record Unit value next determined after we receive a valid request at our Home Office.

      Transfers from the Fixed Plus Account are limited. See Appendices I, II, III and IV for more information on transfers from the GAA, the Fixed Plus Account and the Fixed Account.

--------------------------------------------------------------------------------
                                       8

                                  WITHDRAWALS
================================================================================

      Each Contract allows the withdrawal of all or a portion of an Individual Account Adjusted Current Value during the Accumulation Period. To do so, we must receive a properly completed disbursement form in our Home Office. Disbursement forms are available from us and our representatives.

      Withdrawals may be requested in one of the following four ways:

[bullet] Full Withdrawal from a Contract: The amount paid will be the sum of the Individual Accounts allocated to the Funds, the GAA (plus or minus the Market Value Adjustment), and the Fixed Account, minus any applicable Withdrawal Fee and Maintenance Fee due plus one-fifth of the sum of the Individual Accounts allocated to the Fixed Plus Account*, minus any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months.

[bullet] Full Withdrawal from an Individual Account: The amount paid will be the Individual Account allocated to the Funds, the GAA (plus or minus the Market Value Adjustment), and the Fixed Account, minus any applicable Withdrawal Fee and Maintenance Fee due plus one-fifth of the Individual Account allocated to the Fixed Plus Account*, minus any Fixed Plus Account withdrawals, transfers, loan or annuitizations made in the prior 12 months.**

[bullet] Partial Withdrawal (Percentage): The amount paid will be the percentage of the Individual Account Current Value requested minus any applicable Withdrawal Fee.** However, amounts withdrawn from the Fixed Plus Account may not exceed 20% minus any Fixed Plus Account*** withdrawals, transfers or annuitizations in the prior 12 months.

[bullet] Partial Withdrawal (Specific Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Individual Account will equal the dollar amount requested plus any applicable Withdrawal Fee.** The amount withdrawn from the Fixed Plus Account may not exceed 20% minus any Fixed Plus Account*** withdrawals, transfers or annuitizations in the prior 12 months.

  * The balance of the amount held in the Fixed Plus Account will be paid in four annual installments. Under certain circumstances, the entire amount held in the Fixed Plus Account will be paid in one lump sum (or used to provide Annuity payments) rather than in annual installments. See Appendices II and III for more information.

 ** A 20% income tax may be withheld from amounts paid directly to you. See "Tax
    Status--Contracts Used with Qualified Plans."

*** The 20% limit is waived under certain circumstances. See Appendices II and III for more information.

      All amounts paid will be based on Individual Account Current Values as of the end of the Valuation Period in which the request is received, in good order in our Home Office. For any partial withdrawal, unless otherwise requested, partial withdrawals are satisfied by withdrawing amounts on a pro rata basis from each investment option in which the Individual Account is invested.


WITHDRAWAL RESTRICTIONS FOR CONTRACTS USED WITH 403(b) PLANS


      Code Section 403(b) imposes restrictions on full or partial withdrawals from Individual Accounts attributable to: (a) Contributions made on or after January 1, 1989, under a salary reduction agreement, and (b) any earnings on the entire 403(b) Employee Account credited on and after January 1, 1989. Withdrawals of these amounts are allowed only if: (a) you have died, (b) you have become disabled, as defined in the Code, (c) you have attained age 59-1/2,
(d) you have separated from service, or (e) it is otherwise allowed by federal law, regulations or rulings. Withdrawals are also allowed if you can prove financial hardship as defined by the IRS, but the withdrawal is limited to the lesser of Contributions attributable to Participant salary reduction contributions made on or after January 1, 1989, or the amount necessary to relieve the hardship. Even if a withdrawal is permitted under these provisions, a 10% federal penalty tax may be assessed on the amount paid to you if it does not otherwise meet the exceptions to the penalty tax provisions. See "Tax Status--Contracts Used with Qualified Plans." We must receive certification in writing that one of these conditions has been met before a payment will be made.

      The Code permits a full or partial withdrawal of an amount equal to the Employee Account Value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code withdrawal restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the amount paid to you if it does not otherwise meet the exceptions to the

--------------------------------------------------------------------------------
                                       9
penalty tax provisions. See "Tax Status--Contracts Used with 403(b) Plans" and "Tax Status--Contracts used with Qualified Plans."

      We believe that the Code withdrawal restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. We further believe that the withdrawal restrictions will not apply to any "grandfathered" amount which is transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract. Revenue Ruling 90-24 provides that a direct transfer from one 403(b) investment to another 403(b) investment is not a distribution and is not taxable if, after the transfer, the transferred amounts continue to be subject to the same or more stringent distribution requirements.

REINVESTMENT PRIVILEGE

      All or a portion of the proceeds received for the full withdrawal of an Individual Account may be reinvested within 30 days after the withdrawal if allowed by law. Any Maintenance Fee and Withdrawal Fee charged at the time of the withdrawal on the amount being reinvested will be included in the reinstatement. Any Maintenance Fee which falls due after the withdrawal and before the reinstatement will be deducted from the amount reinstated. Any Market Value Adjustment deducted from GA Account withdrawals will not be included in the reinstatement. Amounts will be reinstated among the Fixed Plus Account, the GA Account, and/or the Fund(s) for the Separate Account in the same proportion as they were at the time of withdrawal. Any amounts reinstated to the GA Account will be credited to terms available during the then-current Deposit Period. The number of Fund Record Units reinstated will be based on the Fund Record Unit Value(s) next computed after receipt in good order at the Company's Home Office of the reinstatement request and the amount to be reinvested.

                                 CONTRACT LOANS
================================================================================

      During the Accumulation Period, loans from the Individual Account are available from Contracts used with 403(b) plans, and from Contracts used with 401(a) plans to the extent provided in the Contract. Under the Retirement Plus Contract, a loan may be restricted to your Employee Account unless the Contract Holder has authorized loans from the value of the Employer Account
(check with the Contract Holder to see if this is available). Loans can only be made from the Current Value held in the Funds, the Fixed Plus Account and/or the Fixed Account. See Appendices II, III and IV. A loan may be obtained by reviewing and reading the terms of your loan application, properly completing a loan request form and submitting it to the Company's Home Office.

                CHARGES AND FEES DURING THE ACCUMULATION PERIOD
================================================================================

      The amount of the charges and fees that will be assessed under a Contract will be based upon the charges and fees option selected by the Contract Holder. See "Contract Charges and Fees Options." You should consult your employer to determine which charges and fees option applies to your Individual Accounts.

      Based upon its prior experience with similar annuity contracts, the Company has determined that its costs of administering a Contract will fluctuate with the amount of the Aggregate Current Value, the average Contributions per Participant transferred under a Contract, and whether a Withdrawal Fee is charged. The charges and fees for the initial Contract year will be based on the estimated year-end Aggregate Current Value, as determined by the Company. If your charges and fees change on your Contract Anniversary (because of an increase or decrease in the Aggregate Current Value), a new Fund Record Unit value might apply and the Fund Record Units might have to be adjusted so that the Current Value of your Individual Account would stay the same. If you invest in one of the series of the Aetna GET Fund, the GET Fund guarantee will be recalculated so that the new guarantee would be equivalent to the original guarantee.

      A Contract Holder may elect whether a Withdrawal Fee will be applicable under a Contract, and if so, whether the Withdrawal Fee will be applicable for a 5-year period or a 10-year period. When a Withdrawal Fee is not charged, the Company has determined that more Individual Account transactions occur, and as a result, in some circumstances the Company imposes a greater administrative expense charge

--------------------------------------------------------------------------------
                                       10
and Maintenance Fee charge. The 5-year period and 10-year period Withdrawal Fees are as follows:

                         FIVE-YEAR WITHDRAWAL PERIOD:

                      Number of Years
                      Individual Account
                      Has Been Established           Fee
                     ----------------------------   -----
                      Less than 1                    5%
                      1 or more but less than 2      4%
                      2 or more but less than 3      3%
                      3 or more but less than 4      2%
                      4 or more but less than 5      1%
                      5 or more                      0%

                          TEN-YEAR WITHDRAWAL PERIOD:

                      Number of Years
                      Individual Account
                      Has Been Established            Fee
                     -----------------------------   -----
                      Less than 5                     5%
                      5 or more but less than 7       4%
                      7 or more but less than 9       3%
                      9 or more but less than 10      2%
                      10 or more                      0%

      For Contracts issued in the State of New York only the Ten-Year Withdrawal Period Fee Schedule will be available. Additionally, for those New York Contracts under which the GAA is selected as a funding option, the withdrawal fee imposed under the Ten-Year Withdrawal Period (as set forth in the schedule above), will never be greater than (a) 7% of amounts withdrawn from investment options other than the GAA, plus (b) 7% of amounts withdrawn from the GAA, reduced (but not below zero) by one percent for each year the contract has been in force.

      The following schedule illustrates the withdrawal fee imposed if the Ten-Year Withdrawal Period is selected for Contracts issued in the States of Oregon and Texas:

                      Number of Years
                      Individual Account
                      Has Been Established           Fee
                     ----------------------------   -----
                      Less than 5                    5%
                      5 or more but less than 6      4%
                      6 or more but less than 7      3%
                      7 or more but less than 8      2%
                      8 or more but less than 9      1%
                      9 or more                      0%

      In selecting a charges and fees option, a Contract Holder should consider the composition and needs of its Participants to determine which option is most appropriate.

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                                       11

OPTION A

      A Contract Holder may select any of the charges and fees elections under Option A below. Under Option A, a transfer credit may apply to transfers to the Company of assets not previously held by the Company. See "Determining Individual Account Current Value--Transfer Credits" and Appendices II and III. If a Contract is purchased by exchange, then for existing participants of the exchanged contract, the Option A charges and fees schedule set forth below with a Withdrawal Fee for 10 years will apply. See Appendix VI. New participants of a Contract purchased by exchange will be subject to the charges and fees schedule selected by the Contract Holder.

                                   Less       $500,000     $1,000,001    $5,000,001      Greater
      OPTION "A" CHARGES           than          to            to            to            than
                                 $500,000    $1,000,000    $5,000,000    $15,000,000   $15,000,000
                                 --------    ----------    ----------    -----------   -----------
WITHDRAWAL FEE FOR 10 YEARS
Mortality and Expense Charge       1.25%        1.15%         1.05%         1.00%          0.95%
Administrative Expense Charge      0.25%        0.15%         0.10%         0.05%          0.00%
Maintenance Fee                      $15          $15            $0            $0             $0

WITHDRAWAL FEE FOR 5 YEARS
Mortality and Expense Charge       1.25%        1.25%         1.15%         1.10%          1.05%
Administrative Charge              0.25%        0.15%         0.10%         0.05%          0.00%
Maintenance Fee                      $15          $15            $0            $0             $0

NO WITHDRAWAL FEE
Mortality and Expense Charge       1.25%        1.25%         1.15%         1.10%          1.05%
Administrative Charge              0.25%        0.20%         0.15%         0.10%          0.05%
Maintenance Fee                      $20          $20           $10           $10            $10

OPTION B

      Charges and fees elections under Option B are available only if the Company will hold all assets of the Plans of the Contract Holder and if the Contract Holder is transferring assets to the Company in an amount which satisfies the then current rules of the Company. This option is provided on a nondiscriminatory basis if your contract is eligible. If a Contract Holder selects a charges and fees election under Option B, no transfer credit will apply.

                                   Less       $500,000     $1,000,001    $5,000,001      Greater
      OPTION "B" CHARGES           than          to            to            to            than
                                 $500,000    $1,000,000    $5,000,000    $15,000,000   $15,000,000
                                 --------    ----------    ----------    -----------   -----------
WITHDRAWAL FEE FOR 10 YEARS
Mortality and Expense Charge       1.15%        1.05%         0.95%         0.90%          0.85%
Administrative Expense Charge      0.25%        0.15%         0.10%         0.05%          0.00%
Maintenance Fee                      $15          $15            $0            $0             $0

WITHDRAWAL FEE FOR 5 YEARS
Mortality and Expense Charge       1.15%        1.15%         1.05%         1.00%          0.95%
Administrative Charge              0.25%        0.15%         0.10%         0.05%          0.00%
Maintenance Fee                      $15          $15            $0            $0             $0

NO WITHDRAWAL FEE
Mortality and Expense Charge       1.15%        1.15%         1.05%         1.00%          0.95%
Administrative Charge              0.25%        0.20%         0.15%         0.10%          0.05%
Maintenance Fee                      $20          $20           $10           $10            $10

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                                       12

      The following describes the charges and fees that we may deduct during the Accumulation Period from the Individual Accounts under each Contract.

ANNUAL MAINTENANCE FEE

      An annual Maintenance Fee is charged for each Participant and is deducted from the sum of the Current Value of your Individual Accounts under a Contract. This fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Individual Account. Because the annual Maintenance Fee is based, in part, on the amount of the Aggregate Current Value, the annual Maintenance Fee may change on each contract anniversary.

      The Maintenance Fee is deducted from your Individual Accounts on the Contract anniversary date (or, if not a valuation date, on the next valuation date). Under the Retirement Plus Contract, the Contract Holder may elect that the entire Maintenance Fee be deducted from only one Individual Account--either the Employee Account or the Employer Account. Alternatively, the Maintenance Fee may be billed to the employer at or prior to such deduction under the Retirement Plus Contract. A Maintenance Fee, to the extent permitted by state law, is also deducted upon the full withdrawal of a Participant's Individual Accounts. We deduct this fee from each investment option in the same proportion that the values held under each option have to the total value under the Individual Account. No Maintenance Fee is deducted from a separate Individual Account established for the purpose of a lump sum contribution.

WITHDRAWAL FEE

      There are no deductions from Contributions for sales commissions or related expenses. Sales commissions and expenses are advanced by the Company and recovered out of any Withdrawal Fees or, if Withdrawal Fees are insufficient, out of its profits from investment activities, including the mortality and expense risk charges under a Contract. The total amount deducted for the Withdrawal Fee will not exceed 8.5% of the Contributions made to an Individual Account. For sales commissions paid in connection with the sale of a Contract, see "Contract Purchase--Distribution." If applicable, the Withdrawal Fee will apply to withdrawals from the Funds, the GA Account or the Fixed Account. No Withdrawal Fee will be deducted from the Fixed Plus Account. There are additional restrictions and deductions on withdrawals. See "Contract Rights--Withdrawals."

      A Withdrawal Fee is not deducted from any portion of the Individual Account Current Value under a Contract which is:

      (a) withdrawn due to the Participant's separation from service with the Contract Holder (the Contract Holder must submit documentation satisfactory to the Company confirming the Participant is no longer providing services to the employer);

      (b) applied to provide Annuity benefits under a Contract;

      (c) withdrawn on or after the tenth anniversary of the effective date of the Individual Account if a ten-year duration for Withdrawal Fees has been elected on or after the fifth anniversary if a five-year duration has been elected;

      (d) paid due to the death of the Participant before Annuity payments under a Contract begin;

      (e) withdrawn due to the election of any additional withdrawal option under a Contract (see "Additional Withdrawal Options");

      (f) withdrawn due to financial hardship, as specified in the Code;

      (g) paid where the Individual Account Current Value is $3,500 or less and no amount has been withdrawn, taken as a loan or used to purchase Annuity benefits during the prior 12 months; or

      (h) paid in an amount of up to 10% of the Individual Account Current Value. This applies only to the first partial withdrawal in each calendar year. The 10% amount will be calculated using the Individual Account Current Value on the date the request is received, in good order, in the Home Office. This provision is available to Participants who are between the ages of 59-1/2 and 70-1/2. Any loans outstanding on an Individual Account are excluded from the Individual Account Current Value when calculating the 10% amount. This provision is not applicable to a full withdrawal of the Individual Account, or to partial withdrawals due to loan defaults. See "Contract Rights-- Contract Loans." This provision may not be exercised if SWO is elected. See "Additional Withdrawal Options."

      Although no Withdrawal Fee is deducted in the above instances, the amount withdrawn may, however, be subject to the 10% federal penalty tax. See "Tax Status--Contracts Used with 403(b) Plans" and "Tax Status--Contracts Used with Qualified Plans."

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                                       13

MORTALITY AND EXPENSE RISK CHARGES

      We make a daily deduction from any portion of an Individual Account Current Value allocated to the Funds under a Contract for mortality and expense risks. The mortality risk charge is to compensate us for the risk we assume when we promise to continue making payments for the lives of individual Annuitants according to Annuity rates specified in the tables at the time Annuity payments begin. The expense risk charge is to compensate us for the risk that actual expenses for costs incurred under a Contract will exceed the maximum costs that can be charged under the Contract. Because it is based, in part, on the amount of the Aggregate Current Value, the charge for mortality and expense risks may change on each contract anniversary.

      Based on our actuarial determination, we do not anticipate that the Withdrawal Fee will cover all sales and administrative expenses which we will incur in connection with a Contract. Also, we do not intend to profit from either the annual Maintenance Fee or the administrative expense charge, if imposed. We do hope to profit from the daily deduction for mortality and expense risks. Any such profit, as well as any other profit realized by us and held in the general account (which supports insurance and annuity obligations), would be available for any proper corporate purpose, including, but not limited to, payment of sales and distribution expenses.

ADMINISTRATIVE EXPENSE CHARGE

      We deduct a daily charge for administrative expenses from any portion of an Individual Account Current Value allocated to the Funds to reimburse the Company for some of the expenses we incur for administering a Contract. Because it is based, in part, on the amount of the Aggregate Current Value, the administrative expense charge may change on each contract anniversary.

FUND EXPENSES

      Each Fund has an investment adviser. An investment advisory fee, based on the Fund's average net assets, is deducted from the assets of each Fund and paid to the investment adviser.

      Most expenses incurred in the operations of the Funds are borne by that Fund. Fund advisers may reimburse the Funds they advise for some or all of these expenses. For further details of each Fund's expenses, you and the Contract Holder should read the accompanying prospectus for each Fund and refer to the Fee Table in this Prospectus.

PREMIUM AND OTHER TAXES

      Several states and municipalities impose a premium tax on Annuities. Currently such taxes range from 0% to 4%. The Company reserves the right to deduct premium tax against Contributions or Current Values at any time, but no earlier than when due under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against a Contract or the Separate Account assets.

                   CHARGES AND FEES DURING THE ANNUITY PERIOD
================================================================================

      This section describes the charges and fees that we may deduct during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

      During the Annuity Period a daily charge for mortality and expense risks equal to an annual effective rate of 1.25% may be deducted from any portion of an Individual Account allocated to the Funds.

ADMINISTRATIVE EXPENSE CHARGE

      During the Annuity Period, a daily charge for administrative expenses equal to an annual effective rate of up to 0.25% may be deducted from any portion of an Individual Account under a Contract allocated to the Funds.

WITHDRAWAL FEE

      A Withdrawal Fee will apply during the Annuity Period if a non-lifetime Annuity Option is elected on a variable basis and the remaining value is withdrawn prior to the minimum number of years specified in the Contract. See "Annuity Period--Annuity Options."

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                                       14

                         ADDITIONAL WITHDRAWAL OPTIONS
================================================================================

     The Company offers certain withdrawal options under each Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, the Current Value must meet the minimum dollar amounts and you must satisfy the age criteria applicable to that option.

      The Additional Withdrawal Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Individual Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract. (This option may not be elected if you have an outstanding contract loan.)

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the company calculates the minimum distribution amount required by law at the later of age 70-1/2 or retirement, or for 5% owners at age 70-1/2 and pays you that amount once a year. (See "Tax Status.")

      Other Additional Withdrawal Options may be added from time to time. Additional information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at its Home Office. For Contracts issued in the state of New York, no Market Value Adjustment will be imposed on withdrawals from the GA Account for ECO.

      If one of the Additional Withdrawal Options is selected, your Account will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Current Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Additional Withdrawal Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

      Once elected, an Additional Withdrawal Option, may be revoked at any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Options be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of those Additional Withdrawal Options at any time, and/or to change the terms of future elections.

                                 ANNUITY PERIOD
================================================================================

ANNUITY PERIOD ELECTIONS

      We must receive in writing the Annuity start date and Annuity option you have elected (for details, see the Statement of Additional Information). Until a date and option are elected, your Individual Accounts will continue in the Accumulation Period.

      We must receive written notice at least 30 days before Annuity payments begin electing or changing (a) the date on which Annuity payments are to begin,
(b) the Annuity option, (c) whether the payments are to be made monthly, quarterly, semiannually or annually, and (d) the investment option(s) used to provide Annuity payments (i.e., a fixed annuity using the general account, or a variable annuity using any of the funds available at the time of annuitization. Once Annuity Payments begin, the Annuity Option may not be changed. Subject to state regulatory approval, transfers during the Annuity Period are allowed; however, we reserve the right to limit such transfers to four per year.

      If Annuity payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate (3-1/2% per annum, unless a 5% annual rate is elected). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent the net investment rate exceeds 5% on an annualized basis. Annuity payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for details regarding the selection of a net investment rate.)

      No election may be made that would result in a first Annuity payment or total yearly Annuity payments of less than the minimum amounts specified in the Contract. If the combined value of the Employer and Employee

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                                       15

Accounts is insufficient to elect an option for the minimum amount specified, a lump sum payment must be elected.

      When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95.

      Annuity payments may not extend beyond (a) your life, (b) the joint lives of you and your Plan beneficiary, (c) a period certain greater than your life expectancy, or (d) a period certain greater than the joint life expectancies of you and your Plan beneficiary.

      Minimum Distribution Requirements. The Code has required distribution rules for Section 403(b), 401(a) and 401(k) Plans. Under 403(b) Plans, distributions of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which you attain age 75 or retire, if later. However, special rules require that some or all of that balance be distributed earlier if any distributions are taken in excess of the minimum required amount. For all Participants, other than 5% owners, distributions under 401(a) and 401(k) Plans, and distributions attributable to contributions under Section 403(b) Plans on or after January 1, 1987 (including any earnings on the entire Account Value after that date), must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, if later. For 5% owners, such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70-1/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements.

      In determining the amount of benefit payments, the minimum distribution incidental death benefit rule described in IRS regulations* must be satisfied. This distribution rule does not apply to certain 403(b) Plans if Annuity Option 3 is elected and your spouse is the second Annuitant. See "Annuity Period--Annuity Options."

      You will be subject to a 50% federal penalty tax on the amount of distribution required each year that is not distributed under the Code's minimum distribution rules.

* This rule assures that any death benefits payable under the Plan are incidental to the primary purpose of the Plan which is to provide retirement benefits to the Participant. The amount to be distributed under this rule is determined based on the Participant's age and tables contained in the IRS regulations.

      If you elect a Variable Annuity Option, your Individual Account will be allocated to the Separate Account and the Company will make a daily deduction for mortality and expense risks. See "Charges and Fees During the Accumulation Period--Mortality and Expense Risk Charges." Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though the Company assumes no mortality risk. During the Accumulation Period, the Company will also deduct daily a charge for administrative expenses. See "Charges and Fees During the Annuity Period--Administrative Expense Charge."

ANNUITY OPTIONS

[bullet] Option 1--Payments for a Stated Period of Time--An Annuity will be paid for 5 to 30 years.

      For amounts held in the Fixed Plus Account the Annuity must be paid on a fixed basis. If payments for this option are made under a Variable Annuity, the present value of any remaining payments may be withdrawn at any time. If a withdrawal is requested before five years of payments have been made, it will be subject to any Withdrawal Fee, if applicable. (See "Charges and Fees During the Accumulation Period.")

[bullet] Option 2--Life Income Based on the Life of the Annuitant--Payments will be made until the death of the Annuitant. When this option is chosen, a choice from the following must be made:

         (a) payments cease at the death of the Annuitant;

         (b) payments may be guaranteed for 5-30 years; or

         (c) cash refund: if the Annuitant dies, the beneficiary will receive a lump sum payment equal to the amount applied to the Annuity option (less any premium tax) less the total amount of Fixed Annuity payments paid prior to such death. This cash refund feature is only available if the total amount applied to the Annuity option is allocated to a Fixed Annuity.

[bullet] Option 3--Life Income Based Upon the Lives of Two Annuitants--An
         Annuity will be paid during the lives of the Annuitant and a joint Annuitant. Payments will continue until both Annuitants have died. When this option is chosen, a choice of the following must be made:

         (a) 100% of the payment to continue after the first death;

         (b) 66-2/3% of the payment to continue after the first death;

         (c) 50% of the payment to continue after the first death;

         (d) 100% of the payment to continue after the first death with a guarantee of 5-30 years;

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                                       16

         (e) 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant; or

         (f) 100% of the payment to continue after the first death with a cash refund feature. If the Annuitant and joint Annuitant die, the beneficiary will receive a lump sum payment equal to the amount applied to the Annuity option (less any premium tax) less the total amount of Fixed Annuity payments paid prior to such death. This cash refund feature is only available if the total amount applied to the Annuity option is allocated to a Fixed Annuity.

[bullet] Option 4--Payments of Interest on Sum Left with the Company (if available under the Contract)--This Option may be used only by the Plan beneficiary when the Participant dies before the Company has started paying an Annuity. A portion or all of the sum paid upon death may be held under this Option and will be held in the general account of the Company at interest. The Contract Holder, on behalf of the Plan beneficiary, may later tell the Company to:

      Pay a portion or all of the sum held by the Company; or

      Apply a portion or all of the sum held by the Company to any Annuity Option above.

      If the Plan beneficiary is the Participant's surviving spouse, the lump-sum payment may be deferred to a date not later than when the Participant would have attained age 70-1/2.

      If the Plan beneficiary is not a spouse, the Contract Holder must tell the Company to pay the full sum within 5 years after the death of the Participant.

      If a Fixed Annuity is chosen under option 1, option 2 a) or b) or option 3
a) or d), the Participant may elect an annual increase of one, two or three percent compounded annually.

      We may also offer additional Annuity Options under your Contract from time to time.

      Payments under any lifetime Annuity option will be determined without regard to the sex of the Annuitant(s). Such Annuity payments will be based solely on the age of the Annuitant(s).

      If a lifetime option is elected without a guaranteed minimum payment period, it is possible that only one Annuity payment will be made if the Annuitant under Option 2, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity payment.

      Once lifetime Annuity payments begin, neither the Contract Holder nor the Annuitant can elect to receive a lump sum settlement.

                                 DEATH BENEFIT
================================================================================

ACCUMULATION PERIOD

      A portion or all of any death proceeds may be (a) paid to the Plan beneficiary in a lump sum; (b) applied to any of the Annuity Options; (c) subject to applicable provisions of the Code, left in the variable investment options; (d) if the beneficiary is your spouse, paid under an Additional Withdrawal Option; or (e) subject to applicable provisions of the Code, left on deposit in the Company's general account and the beneficiary may receive monthly, quarterly, semiannual or annual interest payments at the interest rate then currently being credited on such deposits. The balance on deposit can be withdrawn at any time or applied under any Annuity Option. See "Annuity Period--Annuity Options." Any lump sum payment paid during the Accumulation Period or under the applicable lifetime or nonlifetime Annuity options will normally be made within seven calendar days after proof of death acceptable to the Company and a request for payment on a form acceptable to the Company is received at our Home Office in good order.

      Until the election of method of payment, amounts will remain invested as they were before the death, and the beneficiary will assume all nonforfeitable rights under a Contract. The Code requires that distributions begin within a certain time period. If the Plan beneficiary is your surviving spouse and the Plan allows, the Plan beneficiary has until you would have attained age 70-1/2 to begin Annuity payments, to receive a lump sum distribution, or to begin receiving distributions under an Additional Withdrawal Option. If your Plan beneficiary is not your surviving spouse, either Annuity payments must begin by December 31 of the year following the year of your death, or the entire value must be distributed by December 31 of the fifth year following the year of your death. In no event may payments to any Plan beneficiary extend beyond the life of the Plan beneficiary or any period certain greater than the Plan beneficiary's life expectancy. Failure to commence distribution within the above time periods can result in tax penalties.

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                                       17

      If a lump sum distribution is elected, the Plan beneficiary will receive the value of the Individual Account determined as of the Valuation Period in which proof of death acceptable to us and a request for payment on a form acceptable to the Company is received at our Home Office in good order. The distribution is taxed in the same manner as a full surrender. If an Annuity Option is elected, the value applied to the Annuity Option is determined in the same manner, and the proceeds are taxed in the same manner as the annuity payments. If amounts are left in the variable investment options, the Individual Account Current Value will continue to be affected by the investment performance of the investment option(s) selected. If amounts are left on deposit in the general account, the principal amount is guaranteed, but interest payments may vary. In general, regardless of the method of payment, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments. (See "Tax Status.")

ANNUITY PERIOD

      If an Annuitant dies after Annuity payments have begun, any death benefit payable will depend upon the terms of a Contract and the Annuity option selected.

      If Annuity Option 2 or 3 was elected without a guaranteed minimum payment period under a Contract, Annuity payments will cease upon the death of the Annuitant under a Life Annuity or the death of the surviving Annuitant under Option 3.

      Under a Contract, if Annuity Option 2 or 3 was elected with a guaranteed minimum payment period and the death of the Annuitant under Annuity Option 2 or the surviving Annuitant under Option 3 occurs prior to the end of that period, we will pay to the person designated by the Contract Holder in a lump sum (unless otherwise requested) the present value of the guaranteed Annuity payments remaining. Such value will be determined as of the Valuation Period in which proof of death acceptable to us and a request for payment are received at our Home Office. The value will be reduced by any payments made after the date of death.

      If Annuity Option 2 was elected with a guaranteed minimum payment period under a Contract and the Annuitant dies before all guaranteed payments are made, the value of any remaining payments may be paid in a lump sum to your Plan beneficiary and no Withdrawal Fee will be imposed. Such value will be determined as of the Valuation Period in which proof of death acceptable to us and a request for payment on a form acceptable to the Company are received at our Home Office in good order.

      If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining values must be distributed to your designated Plan beneficiary at least as rapidly as under the original method of distribution.

      Any lump sum payment paid under the applicable lifetime or nonlifetime Annuity options will normally be made within seven calendar days after proof of death, acceptable to us, and a request for payment are received at our Home Office.

                                   TAX STATUS
================================================================================

INTRODUCTION

      The following discussion is a general discussion of federal income tax considerations relating to a Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contracts. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

      This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). The tax treatment of annuities may change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

      The Contracts may be purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 403(b) or 401(a) of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or Annuity Payments, and on the economic benefit to the Contract Holder, the Annuitant, or the Beneficiary may depend on the tax status of the individual concerned.

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                                       18

      The Company makes no attempt to provide more than general information about use of either Contract with the various types of retirement plans. Contract Holders and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under a Contract may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of a Contract. Contract Holders are responsible for determining that contributions, distributions and other transactions with respect to a Contract satisfy applicable law. Purchasers of a Contract for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract.

TAXATION OF THE COMPANY

      The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

      Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACTS

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. One of the circumstances that has raised this issue is the number of funding options available under the Contracts. The Company reserves the right to modify the Contracts as necessary to attempt to prevent a Contract Holder from being considered the owner of a pro rata share of the assets of the Separate Account.


CONTRACTS USED WITH 403(b) PLANS


      The Contracts are designed for use with Section 403(b) plans. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59-1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

      Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Contract issued as a tax-deferred annuity under
Section 403(b) will be amended as necessary to conform to the requirements of the Code.


      In order to be excludable from your taxable income, your total annual contributions to Section 403(b) plans cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25 percent of your compensation or $30,000. This limit applies to all your own contributions, your employer's contributions under the Plan on your behalf, and, if you are in control of the employer as defined in the Code, contributions under certain other retirement plans. The second limit, which is the exclusion allowance under Section 403(b) of the Code, is usually calculated according to a formula that takes account of your length of employment, any pretax contributions you and your employer have already made under the Plan, and pretax contributions to certain other retirement plans. There is also a third limit that specifically limits your salary reduction contributions to the Plan to no more than $9,500 annually (subject to indexing); your own limit may be lower.


      Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of




--------------------------------------------------------------------------------
                                       19
those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

      The Code also has required distribution rules for Section 403(b) plans. Distributions of amounts as of December 31, 1986, generally must begin by age
75. Distributions attributable to contributions made on or after January 1, 1987, and any earnings on the entire Individual Account on or after that date, must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2 or retires, whichever occurs later, or for 5% owners, by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2. To comply with these provisions, distributions must be in a form and amount sufficient to satisfy the minimum distribution rules and the minimum distribution incidental death benefit rules specified in IRS regulations. In general, annuity payments may not extend beyond your life, the joint lives of you and your beneficiary, a period certain greater than your life expectancy, or a period certain greater than the joint life expectancies of you and your beneficiary. If you die after the required minimum distributions have commenced, distributions to your beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death.

      If you die before the required minimum distributions have commenced, distribution to your beneficiary generally must either commence as an annuity within one year or be completed within five years, subject to certain special rules. If distributions are taken in excess of the minimum required distribution, the Company will no longer maintain the grandfathered amount. See "Contract Rights--Withdrawals."

      All distributions will be taxed as they are received unless you made a rollover contribution of the distribution to another Section 403(b) plan or an individual retirement account ("IRA") in accordance with the Code, or unless you have made after tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

      In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments, except that a limited death benefit exclusion may apply to payments made for deaths occurring on or before August 20, 1996.

      Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Certain distributions from Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding. We will report to the IRS the taxable portion of all distributions.


CONTRACTS USED WITH "QUALIFIED" PLANS


      The Contracts are designed for use with certain types of retirement plans that qualify for favorable tax treatment under Section 401(a) of the Code ("Qualified Plans"). Code section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

      The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59-1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

      In the case of a withdrawal under a Contract paid to a plan participant or beneficiary, including withdrawals under the Systematic Withdrawal Option or the Estate Conservation Option, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible contributions paid by or on behalf of any individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible contributions paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a qualified plan.

      In general, only the portion of the Annuity payment that represents the amount by which the Account Value

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                                       20
exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity payments is taxable. For Variable Annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity payments for the term of the payments; however, the remainder of each Annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity payments is taxable.

      Pension distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. However, certain distributions are subject to mandatory federal income tax withholding.

PENALTY TAX ON CERTAIN DISTRIBUTIONS

      The Code generally imposes a 10% penalty tax on the taxable portion of any distribution from a 403(b) plan or a Qualified Plan unless (a) made when you have attained age 59-1/2, (b) attributable to your disability, (c) made to a beneficiary or your estate on or after your death, (d) made when you have attained age 55 and have separated from service with the plan sponsor, (e) the distribution amount is rolled over into another Section 403(b) plan or an IRA in accordance with the terms of the Code, or (f) the distribution amount is annuitized over your life or life expectancy or the joint lives or life expectancies of you and your plan beneficiary, provided you have separated from service with the plan sponsor. In addition, the penalty tax is abated for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

OTHER TAX CONSEQUENCES

      As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax consequences not discussed in this Prospectus. A competent tax advisor should be consulted for further information.

                                 MISCELLANEOUS
================================================================================

VOTING RIGHTS

      Each Contract Holder may direct us in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date.

      The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the sum of all Current Values of a Contract attributable to that Fund divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the Valuation Reserve applicable to the portion of a Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of a Contract or Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

      Participants and Annuitants have a fully vested (100%) interest in the value of the Individual Accounts which are credited with Participant Contributions. Participants and Annuitants also have a nonforfeitable (vested) right to the value of the Employer Account pursuant to the terms of, and to the extent of their vested percentage under the Plan. Therefore, such Participants and Annuitants may instruct the Contract Holder how to direct us to cast the votes for the portion of the Current Value or Valuation Reserve attributable to their Individual Accounts. Votes attributable to those Participants and Annuitants who do not instruct the Contract Holder will be cast by us in the same proportion as votes for which instructions have been received by the Contract Holder. Votes attributable to Contract Holders who do not direct us will be cast by us in the same proportion as the votes for which we have received directions.

      Contract Holders, or Participants and Annuitants entitled to instruct the casting of votes, will receive a notice of each meeting of shareholders, together with any proxy

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                                       21
solicitation materials, and a statement of the number of votes attributable to their participation under a Contract and stating the right to instruct the Contract Holder how such votes shall be cast.

MODIFICATION OF THE CONTRACTS

      Only an authorized officer of the Company may change the terms of this Contract. The Company reserves the right to modify this Contract to meet the requirements of applicable state and federal laws or regulations. The Company will notify the Contract Holder and Participants in writing of any changes.

      The Company may change the tables for determining the amount of Annuity benefit payments attributable only to Contributions accepted after the effective date of change, without Contract Holder consent. Such a change will not become effective earlier than twelve months after (1) the effective date of the Contract, or (2) the effective date of a previous change. The Company will notify the Contract Holder in writing at least thirty (30) days before the effective date of the change. The Company may not make changes which adversely affect the Annuity benefits attributable to Contributions already made to the Contract.

CONTRACT HOLDER INQUIRIES

      A Contract Holder or a Participant may direct inquiries to a local representative of the Distributor or may write directly to us at the address shown on the cover page of this prospectus.

TELEPHONE TRANSFERS

      Subject to the Contract Holder's approval, the Participant automatically has the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Individual Account transactions by telephone. The procedures include requiring the use of a personal identification number
(PIN) to execute transactions. The Participant is responsible for safeguarding his or her PIN, and for keeping Individual Account information confidential. If the Company fails to follow its procedures, it would be liable for any losses to the Participant's Individual Account resulting from the failure. To ensure authenticity, we record all calls requesting transfers on the 800 line. Note: all Individual Account information and transactions permitted are subject to the terms of the Plan(s).

PAYMENTS

      Payments for withdrawal requests (subject to the limitations on withdrawals from the Fixed Plus Account described in Appendices II and III) will be made in accordance with SEC requirements, but normally not later than seven calendar days after a properly completed disbursement form is received at our Home Office or within seven calendar days of the date the withdrawal form may specify. Payments may be delayed for: (a) any period in which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or in which trading on the Exchange is restricted; (b) any period in which an emergency exists where disposal of securities held by the Funds is not reasonably practicable or is not reasonably practicable for the value of the assets of the Funds to be fairly determined; or (c) such other periods as the SEC may by order permit for the protection of Contract Holders and Participants. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

      Unless contrary to applicable law, assignment of a Contract or an Individual Account is prohibited.

LEGAL PROCEEDINGS

      We know of no material legal proceedings pending to which the Separate Account is a party, nor which would materially affect the Separate Account.

LEGAL MATTERS

      The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

--------------------------------------------------------------------------------
                                       22

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

   The following items are the contents of the Statement of Additional
Information:

         General Information and History

         Variable Annuity Account C

         Offering and Purchase of Contracts

         Performance Data

          General

          Average Annual Total Return Quotations

         Annuity Payments

         Sales Material

         Independent Auditors

         Financial Statements of the Separate Account

         Financial Statements of Aetna Life Insurance and Annuity Company

--------------------------------------------------------------------------------
                                       23

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
================================================================================

The GAA is a credited interest option available during the Accumulation Period under the Contracts. Amounts allocated to Long-Term classifications of GAA are held in a noninsulated, nonunitized separate account. Amounts allocated to short-term classifications of GAA are held in the Company's general account. This Appendix is a summary of GAA and is not intended to replace the GAA Prospectus. You should read the accompanying GAA prospectus carefully before investing.

     The GAA is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to the GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. This option guarantees the minimum interest rate specified in the Contract.

     During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years and Long-Term GAA has Guaranteed Terms from more than three and up to ten years.

     Purchase Payments must remain in the GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a Market Value Adjustment ("MVA"). For Contracts issued in New York, no MVA applies upon the election of the Estate Conservation Option or the Systemic Withdrawal Option. An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Participant receiving an amount that is less than the amount paid into the GAA.

     As a Guaranteed Term matures assets accumulating under the GAA may be (a) transferred to a new Guaranteed Term, if available under the Contract, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a Withdrawal Fee, federal tax penalties or mandatory income tax withholding and a Maintenance Fee.

     By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts which have been accumulating under the GAA transferred to one or more of the Funds available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

     The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Transfers are permitted among Guaranteed Terms. However, amounts applied to the GAA may not be transferred to another Guaranteed Term of GAA, or to any other Subaccount or credited interest option available under the Contract, during the deposit period or the 90 days after the close of the deposit period. We will apply an MVA to transfers made during the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

CONTRACT LOANS

     Loans may not be made against amounts held in the GAA, although such value is included in determining the value of the Individual Account against which a loan may be made.

REINVESTMENT PRIVILEGE

     If amounts are withdrawn from the GAA and reinvested they will be applied to the current deposit period. Amounts are proportionately reinvested to the Classifications in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

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                                       24

                                  APPENDIX II
                               FIXED PLUS ACCOUNT
================================================================================

After receipt of any required regulatory approval in a given state, all Contracts issued in that state will provide for the availability of this Fixed Plus Account investment option.

The following summarizes material information concerning the Fixed Plus Account that is offered as an option under the Contracts. Additional information may by found in your certificate or contract. Amounts allocated to the Fixed Plus Accounts are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

     The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum Fixed Plus interest rate specified in a Contract. We may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Contribution values and promising a minimum interest rate and Annuity payment.

     The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     The Company reserves the right to limit Net Contribution(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS


     The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loan or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of an Additional Withdrawal Option. The 20% limit is waived if the partial withdrawal is taken pro rata from each investment option the Individual Account invests and is due to annuitization under a fixed lifetime or non-lifetime Annuity option; or a variable lifetime Annuity option; or due to death. The waiver upon death will only be exercised once and must occur within 6 months after the Participant's date of death. Any such surrender or annuitization must be made pro rata from all funding options.


     If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

[bullet] One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, loan, transfers or annuitizations made in the prior 12 months;

[bullet] One-fourth of the then remaining Fixed Plus Account Value 12 months later;

[bullet] One-third of the then remaining Fixed Plus Account Value 12 months later;

[bullet] One-half of the then remaining Fixed Plus Account Value 12 months later; and

[bullet] The balance of the Fixed Plus Account Value 12 months later.

--------------------------------------------------------------------

   We will waive this payout provision for a Fixed Plus Account full surrender if a full withdrawal is made due to:

   (a) the Participant's death, before Annuity payments begin and request for payment is received within 6 months after the Participant's date of death;


   (b) the election of a fixed lifetime or non-lifetime Annuity option or a variable lifetime Annuity option; or


   (c) if the Fixed Plus Account Value is $3,500 or less and no withdrawals, transfers, loan or annuitizations have been made from the Account within the prior 12 months.

   (d) Subject to state regulatory approval, due to hardship from an unforeseeable emergency, as defined by the Code, if the following conditions are met:

       (1) the hardship is certified by the employer;

       (2) the amount is paid directly to you; and

       (3) The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of all Accounts during that same period; or

   (e) Subject to state regulatory approval, due to your separation from service with the employer, provided that:

       (1) the employer certifies that you have separated from service;

       (2) the amount is withdrawn within one year from separation from service or, if withdrawn after one year from separation from service, the amount withdrawn is paid directly to you; and

       (3) the amount paid for all withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all Accounts under the Contract during that same period.

     Once we receive a request for a full withdrawal from an Account, no further withdrawals or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.

TRANSFERS AMONG INVESTMENT OPTIONS

     The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loan or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of an Additional Withdrawal Option. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.

     By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Funds available during the Annuity Period to provide lifetime Variable Annuity payments.

SWO

     The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

LOANS

     Loans may be made from those Individual Account Current Values held in the Fixed Plus Account. A 5% default charge may be assessed on amounts loaned from, but not repaid to the Fixed Plus Account. The default charge will apply to borrowed amounts that exceed the amount eligible for withdrawal at the time the loan is made.

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                                       26

TRANSFER CREDITS

     The Company provides a transfer credit in certain circumstances. See "Transfer Credits." The amount of the transfer credit may be changed in the discretion of the Company, but is currently equal to 2% of the assets transferred to the Company under a Contract that remain in the Individual Accounts as of the one year anniversary of a participant's first Net Contributions under the Contract, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. The transfer credit is applied to the Current Value held in the Fixed Plus Account.

--------------------------------------------------------------------------------
                                       27

                                  APPENDIX III
                               FIXED PLUS ACCOUNT

                   (Applicable only in limited circumstances)
================================================================================

The Fixed Plus Account described below will be available as an investment option for all contributions under Contracts issued in a given state until the Company obtains any required state regulatory approval to offer the Fixed Plus Account investment option described in Appendix II. Subject to state regulatory approval, certain Contracts under which the Fixed Plus Account described below is an investment option may be endorsed to (i) make available the Fixed Plus Account investment option described in Appendix II and (ii) provide that no new contributions or transfers may be made to the Fixed Plus Account described below.

The following summarizes material information concerning the Fixed Plus Account that is offered as an option under the Contracts. Additional information may be found in your certificate or contract. Amounts allocated to the Fixed Plus Accounts are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

     The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum Fixed Plus interest rate specified in a Contract. We may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Contribution values and promising a minimum interest rate and Annuity payment.

     The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     Beginning on the tenth Individual Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then-declared interest rate for the Fixed Plus Accounts for Individual Accounts that have not reached their tenth anniversary.

     The Company reserves the right to limit Net Contribution(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS


     The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loan or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of an Additional Withdrawal Option. The 20% limit is waived if the partial withdrawal is taken pro rata from each investment option the Individual Account invests and is due to annuitization under a fixed lifetime or non-lifetime Annuity option; or a variable lifetime Annuity option; or due to death. The waiver upon death will only be exercised once and must occur within 6 months after the Participant's date of death. Any such surrender or annuitization must be made pro rata from all funding options.


     If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

[bullet] One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, loan, transfers or annuitizations made in the prior 12 months;

[bullet] One-fourth of the then remaining Fixed Plus Account Value 12 months later;

--------------------------------------------------------------------------------
                                       28

[bullet] One-third of the then remaining Fixed Plus Account Value 12 months later;

[bullet] One-half of the then remaining Fixed Plus Account Value 12 months later; and

[bullet] The balance of the Fixed Plus Account Value 12 months later.

   We will waive this payout provision for a Fixed Plus Account full surrender if a full withdrawal is made due to:

   (a) the Participant's death, before Annuity payments begin and request for payment is received within 6 months after the Participant's date of death;


   (b) the election of a fixed lifetime or non-lifetime Annuity option or a variable lifetime Annuity option; or


   (c) if the Fixed Plus Account Value is $3,500 or less and no withdrawals, transfers, loan or annuitizations have been made from the Account within the prior 12 months.

     Once we receive a request for a full withdrawal from an Account, no further withdrawals or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.

TRANSFERS AMONG INVESTMENT OPTIONS

     The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loan or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of an Additional Withdrawal Option. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.

     By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Funds available during the Annuity Period to provide lifetime Variable Annuity payments.

SWO

     The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

LOANS

     Loans may be made from those Individual Account Current Values held in the Fixed Plus Account. A 5% default charge may be assessed on amounts loaned from, but not repaid to the Fixed Plus Account. The default charge will apply to borrowed amounts that exceed the amount eligible for withdrawal at the time the loan is made.

TRANSFER CREDITS

     The Company provides a transfer credit in certain circumstances. See "Transfer Credits." The amount of the transfer credit may be changed in the discretion of the Company, but is currently equal to 2% of the assets transferred to the Company under a Contract that remain in the Individual Accounts as of the one year anniversary of a participant's first Net Contributions under the Contract, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. The transfer credit is applied to the Current Value held in the Fixed Plus Account.

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                                       29

                                  APPENDIX IV
                                 FIXED ACCOUNT
                   (Applicable only in limited circumstances)
================================================================================


The Fixed Account is an investment option available only for amounts previously allocated to a fixed account under contracts that are exchanged into one or more of the contracts. See Appendix VI. No new contributions or transfers to the Fixed Account will be allowed.

The following summarizes material information concerning the fixed account. Additional information may be found in your certificate or contract. Amounts allocated to the Fixed Account are held in the Company's general account. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

     The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the Contract. (This minimum interest rate cannot be changed by the Company.) We may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to 6 months or (b) as provided by federal law.

     In addition, if allowed by state law, we may pay any Fixed Account withdrawal value in equal payments, with interest, over a period not to exceed 60 months, when:

   (a) the Fixed Account withdrawal value for the Contract or for the total of the Accounts under the Contract exceeds $250,000 on the day prior to the withdrawal; and

   (b) the sum of the current Fixed Account withdrawal and the total of all Fixed Account withdrawals from the Contract or any Account under the Contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day prior to the current withdrawal.

     Interest, as used above, will not be more than two percentage points below any rate determined prospectively by the Board of Directors for this class of Contract. In no event will the interest rate be less than the minimum stated in the Contract.

     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

MORTALITY AND EXPENSE RISK CHARGES

     The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS AMONG INVESTMENT OPTIONS

     Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount that may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Transfers to the Fixed Plus Account will be permitted without regard to this limitation.

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                                       30

     By notifying us at our Home Office at least 30 days before Annuity payments begin, the Contract Holder, on your behalf, may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Funds available during the Annuity Period to provide Variable Annuity payments.

CONTRACT LOANS

     Loans may be made from those Individual Account Current Values held in the Fixed Account.

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                                       31

                                   APPENDIX V
                        EMPLOYEE APPOINTMENT OF EMPLOYER
                       AS AGENT UNDER AN ANNUITY CONTRACT
================================================================================

     My employer has adopted a plan under Internal Revenue Code Section 403(b) ("Plan") and has purchased an Aetna Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

     By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

   As a Participant in the Plan, I understand and agree to the following terms and conditions:

[bullet] I own the value of my Employee Account subject to the restrictions of
         Section 403(b) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Section 403(b), I have ownership in the value of my Employer Account.

[bullet] I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

[bullet] My employer may permit me to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

[bullet] On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

[bullet] In the event of my death, my employer is the named beneficiary under the terms of the Contract. I have the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

--------------------------------------------------------------------------------
                                       32

                                  APPENDIX VI
                         CONTRACTS ACQUIRED BY EXCHANGE
================================================================================

     Certain holders of contracts issued by the Company may exchange their contract(s) (the "Exchanged Contracts") for either or both of the Contracts (the "Acquired Contract(s)"). The contracts eligible for exchange are existing group tax-deferred annuity contracts issued by the Company of the same class as the Contracts. The Company will not assess any charges or deductions in connection with an exchange. See "Deferred Sales Charges" below. Upon an exchange, the rights of the Exchanged Contract holder and participants under the Exchanged Contract will be governed by the Acquired Contract(s).

DIFFERENCES BETWEEN EXCHANGED CONTRACTS AND ACQUIRED CONTRACTS

     The terms of the Acquired Contracts vary from the Exchanged Contracts and it may or may not be advantageous to make an exchange. Contract Holders and Participants should review the Acquired Contract and an Exchanged Contract to determine all the differences. Some differences relate to the minimum guaranteed interest rates for the GAA, Fixed Plus Account and the Fixed Account, the availability of the Fixed Account (see Appendix IV), the operation of the Fixed Plus Account as to Net Contributions allocated or transferred to the Fixed Plus Account under the Acquired Contract (see Appendix III), the annuity options, and the tables on which Annuity payments are based.

SPECIAL ACQUIRED CONTRACTS PROVISIONS

     Except as follows, terms of the Acquired Contracts are identical to the Contracts described in the Prospectus:

Transfer Credit

     If a new participant under an Acquired Contract transfers to the Company assets not previously held by the Company, the new participant may receive a transfer credit. Participants of an Exchanged Contract in effect for less than one year who transferred assets not previously held by the Company may also receive a transfer credit. See "Transfer Credit."

Deferred Sales Charge

     Under the Acquired Contract, new participants of the Acquired Contract will be subject to the Withdrawal Fee elected by the Contract Holder. See "Charges and Fees During the Annuity Period." The Withdrawal Fee for existing participants of an Exchanged Contract, however, will be subject to the deferred sales charges outlined below and as previously set forth in their Exchanged Contract. In general, deferred sales charges may be deducted from amounts withdrawn during the first 10 Purchase Payment Periods completed (if the Exchanged Contract is an Installment Purchase Payment Contract) or 9 Account Years (if the Exchanged Contract is a Single Purchase Payment Contract), as set forth in the table below. In some cases, the deferred sales charge will be based on Account Years for both Installment Purchase Payment Contracts and for Single Purchase Payment Contracts. Please refer to the Contract endorsement relating to the exchange to obtain more specific information. Consult the Exchanged Contract to determine whether it is an Installment Payment Contract or Single Purchase Payment Contract. For purposes of determining if a deferred sales charge applies under an Acquired Contract, amounts received under an Exchanged Contract will be credited for the period of time during which the amount was held under an Exchanged Contract.

--------------------------------------------------------------------------------
                                       33

     The following tables reflect the deferred sales charge deduction as a percentage of the amount withdrawn from the Funds, GAA and the Fixed Account:

                      INSTALLMENT PURCHASE PAYMENT ACCOUNT:

                  Purchase Payment              Deferred Sales
                  Periods Completed*           Charge Deduction
                 ----------------------------------------------
                  Less than 5                         5%
                  5 or more but less than 7           4%
                  7 or more but less than 9           3%
                  9 or 10                             2%
                  More than 10                        0%


*For some contracts, the deferred sales charge for Installment Purchase
 Payment Accounts will be based on Account Years. Please refer to the Contract endorsement relating to the exchange.


                        SINGLE PURCHASE PAYMENT ACCOUNT:

                  Account Years                 Deferred Sales
                  Completed                    Charge Deduction
                 ----------------------------------------------
                  Less than 5                         5%
                  5 or more but less than 6           4%
                  6 or more but less than 7           3%
                  7 or more but less than 8           2%
                  8 or more but less than 9           1%
                  9 or more                           0%

     The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to an Individual Account.

     The deferred sales charge will apply to withdrawals during the Accumulation Period. It will apply during the Annuity Period if a non-lifetime Annuity option is elected on a variable basis and the remaining value is withdrawn before five years of Annuity payments have been completed.

FIXED PLUS ACCOUNT

     All amounts transferred or allocated to the Fixed Plus Account on or after the Contract effective date will be subject to the Fixed Plus Account rules applicable to amounts attributable to Net Contributions made to the Contract on or after that date.

   One-time election for Individual Accounts established with Net Contributions from exchanged Company Contracts.

   1) During a specified period beginning on the Contract effective date, Participants will have a one-time opportunity to elect, by giving notice to the Company, to have all amounts held in the Fixed Plus Account be subject to the Fixed Plus Account rules applicable to amounts attributable to Net Contributions made to the Contract on or after the Contract effective date (See Appendix II). Participants who make the election described in the preceding sentence will not be entitled to be credited, beginning on the tenth anniversary of the effective date of their Individual Account, with an interest rate that is higher than the then declared rate for Individual Accounts before the tenth anniversary on any amounts held in the Fixed Plus Account (See Appendix III). An election made pursuant to this provision may not be revoked.

   2) For Participants who do not make the election allowed under 1) above, amounts attributable to their balances in the Fixed Plus Account on the Contract effective date will remain subject to the rules described in Appendix III until such time as they are transferred to another investment option or withdrawn.

--------------------------------------------------------------------------------
                                       34

                                 APPENDIX VII
                        CONDENSED FINANCIAL INFORMATION

                                    TABLE I

           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%

   (Selected data for accumulation units outstanding throughout each period)
================================================================================

For Contracts with total Separate Account Charges of 0.95% the condensed financial information presented below for the year or period ended December 31, 1996 is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.

                                                                   1996
                                                               ----------------
AETNA VARIABLE FUND
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $11.469
 Increase (decrease) in value of accumulation unit(1)               14.69%(2)
 Number of accumulation units outstanding at end of period      2,876,728
AETNA INCOME SHARES
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.503
 Increase (decrease) in value of accumulation unit(1)                5.03%(2)
 Number of accumulation units outstanding at end of period        161,765
AETNA VARIABLE ENCORE FUND
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.277
 Increase (decrease) in value of accumulation unit(1)                2.77%(2)
 Number of accumulation units outstanding at end of period         39,811
AETNA INVESTMENT ADVISERS FUND, INC.
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.902
 Increase (decrease) in value of accumulation unit(1)                9.02%(2)
 Number of accumulation units outstanding at end of period        702,222
AETNA ASCENT VARIABLE PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $11.472
 Increase (decrease) in value of accumulation unit(1)               14.72%(2)
 Number of accumulation units outstanding at end of period         20,237
AETNA CROSSROADS VARIABLE PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $11.146
 Increase (decrease) in value of accumulation unit(1)               11.46%(2)
 Number of accumulation units outstanding at end of period          7,882
AETNA LEGACY VARIABLE PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.905
 Increase (decrease) in value of accumulation unit(1)                9.05%(2)
 Number of accumulation units outstanding at end of period             61
AETNA VARIABLE INDEX PLUS PORTFOLIO
 Value at beginning of period                                     $10.000(3)
 Value at end of period                                           $10.934
 Increase (decrease) in value of accumulation unit(1)                9.34%(3)
 Number of accumulation units outstanding at end of period          2,697
ALGER AMERICAN GROWTH PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.495
 Increase (decrease) in value of accumulation unit(1)                4.95%(2)
 Number of accumulation units outstanding at end of period         93,755
ALGER AMERICAN SMALL CAP PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $ 9.187
 Increase (decrease) in value of accumulation unit(1)               (8.13)%(2)
 Number of accumulation units outstanding at end of period        248,597
AMERICAN CENTURY VP CAPITAL APPRECIATION*
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $ 9.079
 Increase (decrease) in value of accumulation unit(1)               (9.21)%(2)
 Number of accumulation units outstanding at end of period        389,788
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO**
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.924
 Increase (decrease) in value of accumulation unit(1)                9.24%(2)
 Number of accumulation units outstanding at end of period         19,808


--------------------------------------------------------------------------------
                                       35

================================================================================


                                                                   1996
                                                               ----------------
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $11.243
 Increase (decrease) in value of accumulation unit(1)               12.43%(2)
 Number of accumulation units outstanding at end of period         95,199
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.819
 Increase (decrease) in value of accumulation unit(1)                8.19%(2)
 Number of accumulation units outstanding at end of period         27,639
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.362
 Increase (decrease) in value of accumulation unit(1)                3.62%(2)
 Number of accumulation units outstanding at end of period         54,133
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.664
 Increase (decrease) in value of accumulation unit(1)                6.64%(2)
 Number of accumulation units outstanding at end of period          3,820
FRANKLIN GOVERNMENT SECURITIES TRUST
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.525
 Increase (decrease) in value of accumulation unit(1)                5.25%(2)
 Number of accumulation units outstanding at end of period          1,554
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $ 9.510
 Increase (decrease) in value of accumulation unit(1)               (4.90)%(2)
 Number of accumulation units outstanding at end of period        125,232
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $11.105
 Increase (decrease) in value of accumulation unit(1)               11.05%(2)
 Number of accumulation units outstanding at end of period          9,188
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
 Value at beginning of period                                     $10.000(3)
 Value at end of period                                           $10.902
 Increase (decrease) in value of accumulation unit(1)                9.02%(3)
 Number of accumulation units outstanding at end of period          1,402
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.891
 Increase (decrease) in value of accumulation unit(1)                8.91%(2)
 Number of accumulation units outstanding at end of period         39,841
JANUS ASPEN SHORT-TERM BOND PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.366
 Increase (decrease) in value of accumulation unit(1)                3.66%(2)
 Number of accumulation units outstanding at end of period             96
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $11.370
 Increase (decrease) in value of accumulation unit(1)               13.70%(2)
 Number of accumulation units outstanding at end of period        151,935
LEXINGTON NATURAL RESOURCES TRUST
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $11.383
 Increase (decrease) in value of accumulation unit(1)               13.83%(2)
 Number of accumulation units outstanding at end of period          5,295
NEUBERGER & BERMAN GROWTH PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $ 9.970
 Increase (decrease) in value of accumulation unit(1)               (0.30)%(2)
 Number of accumulation units outstanding at end of period         31,317
SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.672
 Increase (decrease) in value of accumulation unit(1)                6.72%(2)
 Number of accumulation units outstanding at end of period        171,732


------------------


(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or period, and dividing the result by the beginning Accumulation Unit value.

(2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during May 1996 when the fund became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(3) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during August 1996 when the fund became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

   *Formerly TCI Portfolios, Inc.-TCI Growth
  **Formerly Calvert Socially Responsible Series
--------------------------------------------------------------------------------
                                       36

                        CONDENSED FINANCIAL INFORMATION
                                    TABLE II

           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%

   (Selected data for accumulation units outstanding throughout each period)
================================================================================


For Contracts with total Separate Account Charges of 1.00% the condensed financial information presented below for the year or period ended December 31, 1996 is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.

                                                                   1996
                                                               ----------------
AETNA VARIABLE FUND
 Value at beginning of period                                    $10.000(2)
 Value at end of period                                          $11.465
 Increase (decrease) in value of accumulation unit(1)              14.65%(2)
 Number of accumulation units outstanding at end of period        13,125
AETNA INCOME SHARES
 Value at beginning of period                                    $10.000(2)
 Value at end of period                                          $10.500
 Increase (decrease) in value of accumulation unit(1)               5.00%(2)
 Number of accumulation units outstanding at end of period           679
AETNA VARIABLE ENCORE FUND
 Value at beginning of period                                    $10.000(2)
 Value at end of period                                          $10.274
 Increase (decrease) in value of accumulation unit(1)               2.74%(2)
 Number of accumulation units outstanding at end of period         1,551
AETNA ASCENT VARIABLE PORTFOLIO
 Value at beginning of period                                    $10.000(2)
 Value at end of period                                          $11.468
 Increase (decrease) in value of accumulation unit(1)              14.68%(2)
 Number of accumulation units outstanding at end of period            13
ALGER AMERICAN GROWTH PORTFOLIO
 Value at beginning of period                                    $10.000(2)
 Value at end of period                                          $10.491
 Increase (decrease) in value of accumulation unit(1)               4.91%(2)
 Number of accumulation units outstanding at end of period        19,500
ALGER AMERICAN SMALL CAP PORTFOLIO
 Value at beginning of period                                    $10.000(2)
 Value at end of period                                          $ 9.184
 Increase (decrease) in value of accumulation unit(1)               8.16%(2)
 Number of accumulation units outstanding at end of period           971
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                    $10.000(2)
 Value at end of period                                          $11.239
 Increase (decrease) in value of accumulation unit(1)              12.39%(2)
 Number of accumulation units outstanding at end of period        20,020
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                    $10.000(2)
 Value at end of period                                          $10.358
 Increase (decrease) in value of accumulation unit(1)               3.58%(2)
 Number of accumulation units outstanding at end of period            21
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                    $10.000(2)
 Value at end of period                                          $ 9.507
 Increase (decrease) in value of accumulation unit(1)              (4.93)%(2)
 Number of accumulation units outstanding at end of period        17,055
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period                                    $10.000(2)
 Value at end of period                                          $11.366
 Increase (decrease) in value of accumulation unit(1)              13.66%(2)
 Number of accumulation units outstanding at end of period        36,305

------------------

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or period, and dividing the result by the beginning Accumulation Unit value.

(2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during May 1996 when the fund became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.


--------------------------------------------------------------------------------
                                       37

                        CONDENSED FINANCIAL INFORMATION
                                   TABLE III

           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%

   (Selected data for accumulation units outstanding throughout each period)
================================================================================


For Contracts with total Separate Account Charges of 1.15% the condensed financial information presented below for the year or period ended December 31, 1996 is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.

                                                                   1996
                                                               ----------------
AETNA VARIABLE ENCORE FUND
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.264
 Increase (decrease) in value of accumulation unit(1)                2.64%(2)
 Number of accumulation units outstanding at end of period          9,856
ALGER AMERICAN SMALL CAP PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $ 9.175
 Increase (decrease) in value of accumulation unit(1)               (8.25)%(2)
 Number of accumulation units outstanding at end of period             74
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $11.228
 Increase (decrease) in value of accumulation unit(1)               12.28%(2)
 Number of accumulation units outstanding at end of period          4,169
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.805
 Increase (decrease) in value of accumulation unit(1)                8.05%(2)
 Number of accumulation units outstanding at end of period          4,215
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.348
 Increase (decrease) in value of accumulation unit(1)                3.48%(2)
 Number of accumulation units outstanding at end of period          4,472
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $ 9.498
 Increase (decrease) in value of accumulation unit(1)               (5.02)%(2)
 Number of accumulation units outstanding at end of period          4,932
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $11.090
 Increase (decrease) in value of accumulation unit(1)               10.90%(2)
 Number of accumulation units outstanding at end of period             13
JANUS ASPEN SHORT-TERM BOND PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.353
 Increase (decrease) in value of accumulation unit(1)                3.53%(2)
 Number of accumulation units outstanding at end of period              5
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $11.355
 Increase (decrease) in value of accumulation unit(1)               13.55%(2)
 Number of accumulation units outstanding at end of period              9
SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.658
 Increase (decrease) in value of accumulation unit(1)                6.58%(2)
 Number of accumulation units outstanding at end of period             63

------------------

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or period, and dividing the result by the beginning Accumulation Unit value.

(2) Reflects less than a full year of performance activity. The initial Accumulation Units value was established during May 1996 when the fund became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.


--------------------------------------------------------------------------------
                                       38

                        CONDENSED FINANCIAL INFORMATION
                                    TABLE IV

           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%

   (Selected data for accumulation units outstanding throughout each period)
================================================================================


For Contracts with total Separate Account Charges of 1.50% the condensed financial information presented below for the year or period ended December 31, 1996 is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.

                                                                   1996
                                                               ----------------
AETNA VARIABLE FUND
 Value at beginning of period                                    $10.000(2)
 Value at end of period                                          $11.429
 Increase (decrease) in value of accumulation unit(1)              14.29%(2)
 Number of accumulation units outstanding at end of period             5
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                    $10.000(2)
 Value at end of period                                          $ 9.477
 Increase (decrease) in value of accumulation unit(1)              (5.23)%(2)
 Number of accumulation units outstanding at end of period             9

------------------

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or period, and dividing the result by the beginning Accumulation Unit value.

(2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during may 1996 when the fund became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.


--------------------------------------------------------------------------------
                                       39

                         For Master Applications Only

I hereby acknowledge receipt of an Account C prospectus for Retirement Plus and Voluntary Tax-Deferred Annuity Plans dated May 1, 1997, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

____ Please send an Account C Statement of Additional Information
     (Form No. SAI.01107-97) dated May 1, 1997.

--------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE



--------------------------------------------------------------------
                                     DATE




PROS.01107-97






--------------------------------------------------------------------------------

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

              Statement of Additional Information dated May 1, 1997


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 1997. The Contracts offered in connection with the prospectus are the Retirement Plus Contract and Voluntary Contract funded through Variable Annuity Account C (the "Separate Account"). A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:



                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225


Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                           Page

General Information and History............................................   1
Variable Annuity Account C.................................................   1
Offering and Purchase of Contracts.........................................   2
Performance Data...........................................................   2
     General...............................................................   2
     Average Annual Total Return Quotations................................   3
Annuity Payments...........................................................   5
Sales Material and Advertising.............................................   6
Independent Auditors.......................................................   6
Financial Statements of the Separate Account............................... S-1
Financial Statements of Aetna Life Insurance and Annuity Company........... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had $30.1 billion invested through its products, including $15.0 billion in its separate accounts (of which the Company oversees the management of $10.5 billion) and $1.1 billion in its mutual funds offered outside of its separate accounts. As of December 31, 1995, it ranked among the top 2% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States and in the District of Columbia. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. (See "Charges and Deductions" in the prospectus.) The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. Please refer to the prospectuses of the individual Funds in whose shares the assets of the Separate Account are invested regarding the custodians for those Funds.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account will be invested exclusively in shares of the mutual funds described in the prospectus ("Funds"). Purchase Payments made under the Contract may be allocated to one or more of the Funds. The Company may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.


The Funds currently available under the Contract are as follows:

          Aetna Variable Fund                                      Calvert Responsibly Invested Balanced Portfolio
          Aetna Income Shares                                      Fidelity VIP II Contrafund Portfolio
          Aetna Variable Encore Fund                               Fidelity VIP Equity-Income Portfolio
          Aetna Investment Advisers Fund, Inc.                     Fidelity VIP Growth Portfolio
          Aetna Ascent Variable Portfolio                          Fidelity VIP Overseas Portfolio
          Aetna Crossroads Variable Portfolio                      Franklin Government Securities Trust
          Aetna Legacy Variable Portfolio                          Janus Aspen Aggressive Growth Portfolio
          Aetna Variable Capital Appreciation Portfolio            Janus Aspen Balanced Portfolio
          Aetna Variable Growth Portfolio                          Janus Aspen Flexible Income Portfolio
          Aetna Variable Index Plus Portfolio                      Janus Aspen Growth Portfolio
          Aetna Variable Small Company Portfolio                   Janus Aspen Short-Term Bond Portfolio
          Alger American Growth Portfolio                          Janus Aspen Worldwide Growth Portfolio
          Alger American Small Cap Portfolio                       Lexington Natural Resources Trust
          American Century VP Capital Appreciation                 Neuberger & Berman Growth Portfolio
            (formerly TCI Growth)                                  Scudder International Portfolio Class A Shares

A complete description of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Determining Individual Account Current Value."

                                PERFORMANCE DATA
General

From time to time, the Company may advertise different types of historical performance for the variable options of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner and for the periods prescribed by the Securities and Exchange Commission (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the variable options under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since inception and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges, any applicable administrative expense charge, the maintenance fee and the withdrawal fee). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus.


The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect any applicable withdrawal fee ( which would decrease the level of performance shown if reflected in these calculations.) The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods.

The total return quotations are based upon historical earnings and are not necessarily representative of future performance. Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return quotations for any prior period should not be considered as a representation of how the Funds will perform in any future period. Additionally, your Current Value upon redemption may be more or less than your original cost.

Average Annual Total Return Quotations - Standardized and Non-Standardized

The table below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the variable investment options under the Contracts issued by the Company. The standardized returns assume a mortality and expense risk charge of 1.25%, a $15 annual maintenance fee and a withdrawal fee for ten years. The non-standardized returns assume the same charges but do not include the withdrawal fee. The Company may also advertise returns based on other fee schedules that apply to a particular Contract Holder. These fee schedules may result in higher returns than those shown.


                                         ---------------------------------- -------------------------------------------- -----------
                                                                                                                            FUND
                                                    STANDARDIZED                         NON-STANDARDIZED                INCEPTION
                                                                                                                            DATE
 --------------------------------------- ---------------------------------- -------------------------------------------- -----------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years    5 Years    10 Years
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Fund                       16.40%     10.51%      12.46%      22.53%      15.86%     11.41%     12.46%   05/01/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Income Shares                       (3.14%)     4.25%       7.14%       1.97%       3.94%      5.11%      7.14%   05/15/73
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Encore Fund                (1.47%)     2.00%       4.43%       3.72%       3.51%      2.83%      4.43%   08/01/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Investment Advisers Fund, Inc.       7.70%      8.65%       9.14%*     13.38%      11.65%      9.54%      9.57%*  04/03/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Ascent Variable Portfolio           15.58%     17.17%*      n/a        21.67%      21.27%*     n/a        n/a     07/05/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Crossroads Variable Portfolio       11.11%     13.32%*      n/a        16.96%      17.28%*     n/a        n/a     07/05/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Legacy Variable Portfolio            6.79%      9.65%*      n/a        12.41%      13.48%*     n/a        n/a     07/05/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Index Plus Portfolio        3.64%*     n/a         n/a         9.10%*      n/a        n/a        n/a     09/16/96
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Alger American Growth Portfolio            6.00%     13.90%      16.40%*     11.58%      14.38%     14.83%     16.84%*  01/09/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Alger American Small Cap Portfolio        (2.59%)     8.41%      17.93%*      2.55%      11.11%      9.29%     18.37%*  09/21/88
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 American Century VP Capital
   Appreciation                           (10.55%)     3.67%       8.86%*     (5.83%)      5.75%      4.52%      9.10%*  11/20/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Calvert Responsibly Invested Balanced
   Portfolio                                5.31%      7.85%       9.39%      10.86%      10.50%      8.73%      9.39%   09/02/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP II Contrafund Portfolio      13.36%    25.02%*       n/a        19.33%      28.28%*     n/a        n/a     01/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Equity-Income Portfolio       6.87%     15.21%      11.98%      12.49%      16.41%     16.16%     11.98%   10/09/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Growth Portfolio              7.27%     12.46%      13.37%      12.92%      14.00%     13.38%     13.37%   10/09/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Overseas Portfolio            5.81%      6.58%       6.04%*     11.38%       6.42%      7.46%      6.25%*  02/13/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Franklin Government Securities Trust      (2.69%)     3.92%       6.40%*      2.43%       3.99%      4.77%      6.81%*  02/17/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Aggressive Growth
 Portfolio                                  0.94%     17.57%*      n/a         6.26%      15.17%     19.41%*     n/a     09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Balanced Portfolio             8.65%     11.08%*      n/a        14.37%      11.74%     12.82%*     n/a     09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Flexible Income Portfolio      2.10%      6.15%*      n/a         7.48%       8.54%      7.81%*     n/a     09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Growth Portfolio              10.77%     12.61%*      n/a        16.60%      14.78%     14.38%*     n/a     09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Short-Term Bond Portfolio     (2.78%)     1.19%*      n/a         2.35%       3.12%      2.78%*     n/a     09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Worldwide Growth Portfolio    20.67%     19.38%*      n/a        27.03%      16.77%     21.25%*     n/a     09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Lexington Natural Resources Trust         18.68%      7.35%       7.46%*     24.93%      10.22%      8.23%      8.30%*  10/14/91
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Neuberger & Berman Growth Portfolio        2.06%      7.24%       9.71%       7.43%       9.23%      8.12%      9.71%   09/10/84
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Scudder International Portfolio
   Class A Shares                           7.33%      8.44%       8.00%*     12.99%       6.46%      9.33%      8.23%*  05/01/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------

Please refer to the discussion preceding the table for an explanation of the charges included in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Variable Annuity payments are to begin, the value of the Individual Account is determined using Fund Annuity Unit values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Variable Annuity payment for each $1,000 of value applied. Thereafter, Variable Annuity payments fluctuate as the Fund Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Fund Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Fund Annuity Unit value for that investment option. As noted, Fund Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Fund Annuity Units credited under a particular Contract or Account and that the value of a Fund Annuity Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly Variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of a Fund Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Fund Annuity Units is determined to be
20.414. The value of this number of Fund Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is 1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Fund Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Fund Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce a Fund Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Fund Annuity Units by the current Fund Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit Values for any of the variable investment options to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index

Statement of Assets and Liabilities........................................S-2
Statements of Operations and Changes in Net Assets.........................S-5
Notes to Financial Statements .............................................S-6
Independent Auditors' Report...............................................S-12

Variable Annuity Account C

Statement of Assets and Liabilities - December 31, 1996:

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 151,485,109 shares (cost $4,579,080,272) .............................  $4,906,825,216
  Aetna Income Shares;  28,507,123 shares (cost $369,163,545)................................     359,849,312
  Aetna Variable Encore Fund; 18,592,739 shares (cost $246,054,502) .........................     245,304,466
  Aetna Investment Advisers Fund, Inc.; 53,928,968 shares (cost $718,075,860) ...............     815,295,428
  Aetna GET Fund, Series B; 4,575,463 shares (cost $47,775,458) .............................      65,062,153
  Aetna GET Fund, Series C; 19,458,746 shares (cost $196,074,278) ...........................     199,058,163
  Aetna Ascent Variable Portfolio; 1,716,448 shares (cost $19,943,767) ......................      21,660,591
  Aetna Crossroads Variable Portfolio; 1,232,084 shares (cost $13,920,592) ..................      14,758,921
  Aetna Legacy Variable Portfolio; 805,622 shares (cost $8,954,520) .........................       9,067,002
  Aetna Variable Index Plus Portfolio; 976,838 shares (cost $10,573,112) ....................      10,653,437
  Alger American Funds:
    Growth Portfolio; 3,054,826 shares (cost $98,141,364) ...................................     104,872,172
    Small Capitalization Portfolio; 7,916,675 shares (cost $284,506,629) ....................     323,871,170
  Calvert Responsibly Invested Balanced Fund; 22,541,903 shares (cost $37,025,408) ..........      39,989,335
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 5,062,740 shares (cost $95,793,557) ............................     106,469,428
    Growth Portfolio; 2,583,239 shares (cost $75,185,783) ...................................      80,442,047
    Overseas Portfolio; 448,481 shares (cost $7,799,758) ....................................       8,449,388
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 1,010,226 shares (cost $14,600,538) ............................      17,103,129
    Contrafund Portfolio; 7,179,138 shares (cost $103,725,028) ..............................     118,886,521
    Index 500 Portfolio; 238,202 shares (cost $18,926,038) ..................................      21,230,903
 Franklin Government Securities Trust; 1,774,843 shares (cost $22,950,984) ..................      23,356,943
 Janus Aspen Series:
    Aggressive Growth Portfolio; 9,477,882 shares (cost $155,207,650) .......................     172,876,567
    Balanced Portfolio; 1,034,616 shares (cost $14,529,701) .................................      15,281,267
    Flexible Income Portfolio; 748,885 shares (cost $8,276,798) .............................       8,417,464
    Growth Portfolio; 2,630,613 shares (cost $38,608,238) ...................................      40,800,809
    Short-Term Bond Portfolio; 169,569 shares (cost $1,697,074) .............................       1,690,606
    Worldwide Growth Portfolio; 8,868,224 shares (cost $155,687,884) ........................     172,398,274
  Lexington Emerging Markets Fund; 480,702 shares (cost $4,742,490) .........................       4,845,481
  Lexington Natural Resources Trust Fund; 1,668,604 shares (cost $19,847,176) ...............      23,844,347
  Neuberger and Berman Advisers Management Trust -
    Growth Portfolio; 3,688,195 shares (cost $85,622,163) ...................................      95,081,684
  Scudder Variable Life Investment Fund -
    International Portfolio; 14,454,018 shares (cost $162,216,238) ..........................     191,515,746
TCI Portfolios Inc. - Growth Fund; 33,812,929 shares (cost $338,104,873) ....................     346,244,393
                                                                                               --------------
NET ASSETS  (cost $7,952,811,278)............................................................  $8,565,202,363
                                                                                               ==============
Net assets represented by:

Reserves for annuity contracts in accumulation and payment period:  (Notes 1 and
5)

Aetna Variable Fund:
  Annuity contracts in accumulation..........................................................  $4,694,078,344
  Annuity contracts in payment period........................................................     212,746,872
Aetna Income Shares:
  Annuity contracts in accumulation..........................................................     354,233,289
  Annuity contracts in payment period........................................................       5,616,023
Aetna Variable Encore Fund:
  Annuity contracts in accumulation..........................................................     245,304,466
Aetna Investment Advisers Fund, Inc.:
  Annuity contracts in accumulation..........................................................     800,532,626
  Annuity contracts in payment period........................................................      14,762,802

Variable Annuity Account C

 Aetna GET Fund, Series B:
   Annuity contracts in accumulation.........................................................     $65,062,153
 Aetna GET Fund, Series C:
   Annuity contracts in accumulation.........................................................     199,058,163
 Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation.........................................................      21,660,591
 Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation.........................................................      14,758,921
 Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation.........................................................       9,067,002
 Aetna Variable Index Plus Portfolio:
   Annuity contracts in accumulation.........................................................      10,653,437
 Alger American Funds:
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................     104,872,172
   Small Capitalization Portfolio:
   Annuity contracts in accumulation.........................................................     323,871,170
 Calvert Responsibly Invested Balanced Fund:
   Annuity contracts in accumulation.........................................................      39,989,335
 Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:
   Annuity contracts in accumulation.........................................................     106,469,428
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      80,442,047
   Overseas Portfolio:
   Annuity contracts in accumulation.........................................................       8,449,388
 Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:
   Annuity contracts in accumulation.........................................................      17,103,129
   Contrafund Portfolio:
   Annuity contracts in accumulation.........................................................     118,886,521
   Index 500 Portfolio:
   Annuity contracts in accumulation.........................................................      21,230,903
 Franklin Government Securities Trust Fund:
   Annuity contracts in accumulation.........................................................      23,356,943
 Janus Aspen Series:
   Aggressive Growth Portfolio:
   Annuity contracts in accumulation.........................................................     172,876,567
   Balanced Portfolio:
   Annuity contracts in accumulation.........................................................      15,281,267
   Flexible Income Portfolio:
   Annuity contracts in accumulation.........................................................       8,417,464
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      40,800,809
   Short-Term Bond Portfolio:
   Annuity contracts in accumulation.........................................................       1,690,606
   Worldwide Growth Portfolio:
   Annuity contracts in accumulation.........................................................     172,398,274
 Lexington Emerging Markets Fund:
   Annuity contracts in accumulation.........................................................       4,845,481
 Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation.........................................................      23,844,347
 Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      95,081,684
 Scudder Variable Life Investment Fund - International Portfolio:
   Annuity contracts in accumulation.........................................................     191,515,746

Variable Annuity Account C

 TCI Portfolios, Inc. - Growth Fund:
   Annuity contracts in accumulation.........................................................    $346,244,393
                                                                                               --------------
                                                                                               $8,565,202,363
                                                                                               ==============


See Notes to Financial Statements

Variable Annuity Account C

Statements of Operations and Changes in Net Assets

                                                                           Year Ended December 31,
                                                                          1996                1995
                                                                          ----                ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .....................................................     $712,854,599        $730,430,612
Expenses: (Notes 2 and 5)
   Valuation Period Deductions ...................................      (93,446,331)        (71,090,542)
                                                                     --------------      --------------
Net investment income ............................................      619,408,268         659,340,070
                                                                     --------------      --------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ............................................    2,060,808,031         570,154,582
  Cost of investments sold .......................................    1,547,239,509         409,480,615
                                                                     --------------      --------------
    Net realized gain ............................................      513,568,522         160,673,967
Net unrealized gain on investments: (Note 5)
  Beginning of year ..............................................      594,083,184          73,479,233
  End of year ....................................................      612,391,085         594,083,184
                                                                     --------------      --------------
    Net change in unrealized gain ................................       18,307,901         520,603,951
                                                                     --------------      --------------
Net realized and unrealized gain on investments ..................      531,876,423         681,277,918
                                                                     --------------      --------------
Net increase in net assets resulting from operations .............    1,151,284,691       1,340,617,988
                                                                     --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ......................      951,293,520         771,594,245
Sales and administrative charges deducted by the Company .........          (61,783)            (98,694)
                                                                     --------------      --------------
    Net variable annuity contract purchase payments...............      951,231,737         771,495,551
Transfer from the Company for mortality guarantee adjustments ....        3,247,064           3,678,430
Transfers (to) from the Company's fixed account options ..........      187,508,331         (44,377,350)
Redemptions by contract holders ..................................     (339,383,183)       (287,945,984)
Annuity Payments .................................................      (20,948,181)        (14,807,537)
Other ............................................................          144,245           1,144,770
                                                                     --------------      --------------
    Net increase in net assets from unit transactions (Note 5) ...      781,800,013         429,187,880
                                                                     --------------      --------------
Change in net assets .............................................    1,933,084,704       1,769,805,868
NET ASSETS:
Beginning of year ................................................    6,632,117,659       4,862,311,791
                                                                     --------------      --------------
End of year ......................................................   $8,565,202,363      $6,632,117,659
                                                                     ==============      ==============

See Notes to Financial Statements

Variable Annuity Account C

Notes to Financial Statements - December 31, 1996

1.   Summary of Significant Accounting Policies

     Variable Annuity Account C ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a. Valuation of Investments Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:

     Aetna Variable Fund
     Aetna Income Shares
     Aetna Variable Encore Fund
     Aetna Investment Advisers Fund, Inc.
     Aetna GET Fund, Series B
     Aetna GET Fund, Series C
     Aetna Ascent Variable Portfolio
     Aetna Crossroads Variable Portfolio
     Aetna Legacy Variable Portfolio
     Aetna Variable Index Plus Portfolio
     Alger American Funds:
     [bullet]  Growth Portfolio
     [bullet]  Small Capitalization Portfolio
     Calvert Responsibly Invested Balanced Portfolio
     Fidelity Investments Variable Insurance Products Fund:
     [bullet]  Equity-Income Portfolio
     [bullet]  Growth Portfolio
     [bullet]  Overseas Portfolio
     Fidelity Investments Variable Insurance Products Fund II:
     [bullet]  Asset Manager Portfolio
     [bullet]  Contrafund Portfolio
     [bullet]  Index 500 Portfolio

     Franklin Government Securities Trust Janus Aspen Series:
     [bullet] Aggressive Growth Portfolio
     [bullet] Balanced Portfolio
     [bullet] Flexible Income Portfolio
     [bullet] Growth Portfolio
     [bullet] Short-Term Bond Portfolio
     [bullet] Worldwide Growth Portfolio
              Lexington Fund Emerging Markets Fund
              Lexington Natural Resources Trust Fund
              Neuberger & Berman Advisers Management Trust - Growth Portfolio Scudder Variable Life Investment Fund - International Portfolio TCI Portfolios, Inc. - Growth Fund

     b.  Other

     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c.  Federal Income Taxes

     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Variable Annuity Account C

     d.  Annuity Reserves

     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $3,462,016,312 and $2,060,808,031; $1,658,682,532 and
     $570,154,582, respectively.

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996


                                                                                                                      Net Unrealized
                                                           Valuation       Proceeds         Cost of         Net         Gain (Loss)
                                                             Period          from          Investments    Realized       Beginning
                                            Dividends      Deductions        Sales            Sold       Gain (Loss)      of Year
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                       $515,238,366   ($54,321,686)  $1,237,963,630   $841,837,896  $396,125,734 $267,567,573
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                         23,144,319     (4,611,478)     155,474,786    153,469,788     2,004,998    3,230,862
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                  14,058,252     (2,878,790)     175,207,017    167,163,639     8,043,378    9,204,418
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:        72,699,670     (9,562,496)     223,353,174    160,905,519    62,447,655  122,622,603
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                     5,304,368     (1,100,778)      25,117,816     18,596,857     6,520,959   13,423,804
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                       969,084       (280,865)         229,569        224,240         5,329            0
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                963,171       (137,931)         514,612        443,710        70,902      105,405
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:            797,511       (106,179)         755,620        679,118        76,502       68,967
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                595,666        (63,355)       1,206,903      1,119,490        87,413       36,214
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:             57,328        (16,537)         356,603        338,531        18,072            0
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:                            2,138,198       (966,404)       3,326,813      3,149,890       176,923     (285,937)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:              1,173,212     (3,731,877)      24,333,106     17,577,100     6,756,006   38,038,924
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Fund:   3,000,539       (425,159)       1,793,014      1,429,393       363,621    2,175,908
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                    2,269,871       (994,896)       3,851,613      3,166,678       684,935    2,759,687
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                            2,304,888       (707,334)         623,639        453,561       170,078      505,388
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                            115,737        (82,498)       2,280,928      2,065,136       215,792      163,196
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                       955,910       (196,386)       2,016,939      1,797,456       219,483    1,530,985
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                          357,388       (910,633)       1,299,964      1,078,898       221,066      285,166
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                           219,199       (139,391)       1,105,697        943,071       162,626      223,865
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:         1,223,061       (290,354)       5,788,894      5,646,267       142,627      831,241
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

                                                                                        Net
                                             Net Unrealized         Net          Increase(Decrease)
                                               Gain (Loss)        Change in          In Net Assets              Net Assets
                                                  End            Unrealized          from Unit         Beginning          End
                                                of Year          Gain (Loss)        Transactions        of Year         of Year
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                         $327,744,944       $60,177,371         $39,664,335
Annuity contracts in accumulation                                                                   $3,805,891,355  $4,694,078,344
Annuity contracts in payment period                                                                    144,049,741     212,746,872
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                           (9,314,233)      (12,545,095)        (34,151,027)
Annuity contracts in accumulation                                                                      380,937,626     354,233,289
Annuity contracts in payment period                                                                      5,069,969       5,616,023
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                      (750,036)       (9,954,454)          5,744,394
Annuity contracts in accumulation                                                                      230,291,686     245,304,466
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:          97,219,569       (25,403,034)         (7,904,062)
Annuity contracts in accumulation                                                                      713,304,833     800,532,626
Annuity contracts in payment period                                                                      9,712,862      14,762,802
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                      17,286,695         3,862,891         (22,661,545)
Annuity contracts in accumulation                                                                       73,136,258      65,062,153
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                       2,983,885         2,983,885         195,380,730
Annuity contracts in accumulation                                                                                0     199,058,163
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                1,716,824         1,611,419          14,244,294
Annuity contracts in accumulation                                                                        4,908,736      21,660,591
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:              838,329           769,362           9,552,968
Annuity contracts in accumulation                                                                        3,668,757      14,758,921
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                  112,482            76,268           6,451,330
Annuity contracts in accumulation                                                                        1,919,680       9,067,002
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:               80,325            80,325          10,514,249
Annuity contracts in accumulation                                                                                0      10,653,437
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:                              6,730,808         7,016,745          58,052,710
Annuity contracts in accumulation                                                                       38,454,000     104,872,172
-----------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:               39,364,541         1,325,617          77,101,765
Annuity contracts in accumulation                                                                      241,246,447     323,871,170
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Fund:     2,963,927           788,019           7,573,554
Annuity contracts in accumulation                                                                       28,688,761      39,989,335
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                     10,675,870         7,916,183          58,569,396
Annuity contracts in accumulation                                                                       38,023,939     106,469,428
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              5,256,264         4,750,876          46,205,811
Annuity contracts in accumulation                                                                       27,717,728      80,442,047
-----------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                              649,630           486,434           3,994,936
Annuity contracts in accumulation                                                                        3,718,987       8,449,388
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                       2,502,591           971,606             782,358
Annuity contracts in accumulation                                                                       14,370,158      17,103,129
-----------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                         15,161,493        14,876,327          73,985,256
Annuity contracts in accumulation                                                                       30,357,117     118,886,521
-----------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                           2,304,865         2,081,000          15,496,325
Annuity contracts in accumulation                                                                        3,411,144      21,230,903
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:             405,959          (425,282)            664,776
Annuity contracts in accumulation                                                                       22,042,115      23,356,943
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------


                                                              Valuation         Proceeds          Cost of            Net
                                                                Period            from          Investments        Realized
                                             Dividends        Deductions         Sales             Sold           Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                $1,589,459      ($1,739,222)      $4,803,682        $3,702,615        $1,101,067
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                            238,807          (87,725)       1,671,701         1,511,274           160,427
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                     499,929          (72,736)       1,541,843         1,429,353           112,490
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              630,364         (245,877)       1,130,979           963,703           167,276
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                      61,378          (14,453)         726,351           729,002            (2,651)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                  1,725,690       (1,035,043)       1,942,344         1,492,553           449,791
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                      0          (55,554)         905,228           870,164            35,064
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:          80,144         (231,100)       7,649,108         6,026,027         1,623,081
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Neuberger and  Berman Advisers Management Trust -
 Growth Portfolio:                            8,437,018       (1,199,983)      15,336,623        13,853,081         1,483,542
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                     4,063,525       (2,264,627)      26,981,873        22,523,390         4,458,483
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:          47,942,547       (4,974,984)     131,517,962       112,052,109        19,465,853
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C           $712,854,599     ($93,446,331)  $2,060,808,031    $1,547,239,509      $513,568,522
====================================================================================================================================






------------------------------------------------------------------------------------------------------------------------------------
                                                     Net                                  Net
                                                  Unrealized              Net      Increase (Decrease)
                                                 Gain (Loss)           Change in      In Net Assets             Net Assets
                                          Beginning         End       Unrealized       from Unit        Beginning          End
                                           of Year        of Year     Gain (Loss)     Transactions       of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:            $13,091,398    $17,668,916    $4,577,518     $79,952,029
Annuity contracts in accumulation                                                                       $87,395,716    $172,876,567
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                          60,530       751,567        691,037      12,773,551
Annuity contracts in accumulation                                                                         1,505,170      15,281,267
------------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                  167,581       140,666        (26,915)      4,046,573
Annuity contracts in accumulation                                                                         3,858,123       8,417,464
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                           145,978     2,192,571      2,046,593      33,135,966
Annuity contracts in accumulation                                                                         5,066,487      40,800,809
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                     (354)       (6,468)        (6,114)      1,108,236
Annuity contracts in accumulation                                                                           544,210       1,690,606

                                      S-10


------------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                 786,497    16,710,390     15,923,893     139,287,080
Annuity contracts in accumulation                                                                        16,046,863     172,398,274
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:             (46,118)      102,991        149,109       1,627,816
Annuity contracts in accumulation                                                                         3,089,046       4,845,481
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:    1,277,740     3,997,171      2,719,431       5,442,307
Annuity contracts in accumulation                                                                        14,210,484      23,844,347
------------------------------------------------------------------------------------------------------------------------------------
Neuberger and  Berman Advisers Management Trust -
 Growth Portfolio:                        11,656,721     9,459,521     (2,197,200)       (937,272)
Annuity contracts in accumulation                                                                        89,495,579      95,081,684
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                 12,783,439    29,299,509     16,516,070       4,017,712
Annuity contracts in accumulation                                                                       164,724,583     191,515,746
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:       91,671,503     8,139,519    (83,531,984)    (57,916,538)
Annuity contracts in accumulation                                                                       425,259,499     346,244,393
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C        $594,083,184  $612,391,085    $18,307,901    $781,800,013    $6,632,117,659  $8,565,202,363
===================================================================================================================================

                          Independent Auditors' Report


The Board of Directors of Aetna Life Insurance and Annuity  Company and Contract
    Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1996, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.



                              KPMG Peat Marwick LLP

Hartford, Connecticut
February 14, 1997

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBIDIARIES

                   Index to Consolidated Financial Statements

                                                                            Page

Independent Auditors' Report                                                 F-2

Consolidated Financial Statements:

   Consolidated Statements of Income for the Years Ended
     December 31, 1996, 1995 and 1994                                        F-3

   Consolidated Balance Sheets as of December 31, 1996
     and 1995                                                                F-4

   Consolidated Statements of Changes in Shareholder's Equity
     for the Years Ended December 31, 1996, 1995 and 1994                    F-5

   Consolidated Statements of Cash Flows for the Years
     Ended December 31, 1996, 1995 and 1994                                  F-6

   Notes to Consolidated Financial Statements                                F-7

                          Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP

Hartford, Connecticut
February 4, 1997

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                    Consolidated Statements of Income
                               (millions)

                                                Years Ended December 31,
                                           --------------------------------
                                              1996        1995       1994
                                              ----        ----       ----

Revenue:
  Premiums                                   $133.6      $212.7     $191.6
  Charges assessed against policyholders      396.5       318.9      279.0
  Net investment income                     1,045.6     1,004.3      917.2
  Net realized capital gains                   19.7        41.3        1.5
  Other income                                 45.4        42.0       10.3
                                            -------     -------    -------
    Total revenue                           1,640.8     1,619.2    1,399.6
                                            -------     -------    -------

Benefits and expenses:
  Current and future benefits                 968.6       997.2      921.5
  Operating expenses                          342.2       310.8      225.7
  Amortization of deferred policy
   acquisition costs                           69.8        48.0       31.5
  Severance and facilities charges             61.3        --         --
                                            -------     -------    -------
    Total benefits and expenses             1,441.9     1,356.0    1,178.7
                                            -------     -------    -------

Income before income taxes                    198.9       263.2      220.9

Income taxes                                   57.8        87.3       75.6
                                            -------     -------    -------
Net income                                   $141.1      $175.9     $145.3
                                            =======     =======    =======




See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                         Consolidated Balance Sheets
                        (millions, except share data)


                                                         December 31,
                                                    -------------------------
                                                      1996             1995
                                                      ----             ----
Assets
------

Investments:
  Debt securities, available for sale:
   (amortized cost: $12,539.1 and $11,923.7)        $12,905.5        $12,720.8
  Equity securities, available for sale:
   Non-redeemable preferred stock
    (cost: $107.6 and $51.3)                            119.0             57.6
   Investment in affiliated mutual funds
    (cost: $77.3 and $173.4)                             81.1            191.8
   Common stock (cost: $0.0 and $6.9)                     0.3              8.2
   Short-term investments                                34.8             15.1
   Mortgage loans                                        13.0             21.2
   Policy loans                                         399.3            338.6
                                                    ---------        ---------
       Total investments                             13,553.0         13,353.3

  Cash and cash equivalents                             459.1            568.8
  Accrued investment income                             159.0            175.5
  Premiums due and other receivables                     26.6             37.3
  Deferred policy acquisition costs                   1,515.3          1,341.3
  Reinsurance loan to affiliate                         628.3            655.5
  Other assets                                           33.7             26.2
  Separate Account assets                            15,318.3         10,987.0
                                                    ---------        ---------
       Total assets                                 $31,693.3        $27,144.9
                                                    =========        =========

Liabilities and Shareholder's Equity
-------------------------------------

Liabilities:
  Future policy benefits                             $3,617.0          $3,594.6
  Unpaid claims and claim expenses                       28.9              27.2
  Policyholders' funds left with the Company         10,663.7          10,500.1
                                                    ---------         ---------
      Total insurance reserve liabilities            14,309.6          14,121.9
  Other liabilities                                     354.7             257.2
  Income taxes:
    Current                                              20.7              26.2
    Deferred                                             80.5             169.6
  Separate Account liabilities                       15,318.3          10,987.0
                                                    ---------         ---------
      Total liabilities                              30,083.8          25,561.9
                                                    ---------         ---------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and
   outstanding)                                           2.8               2.8
  Paid-in capital                                       418.0             407.6
  Net unrealized capital gains                           60.5             132.5
  Retained earnings                                   1,128.2           1,040.1
                                                    ---------         ---------

      Total shareholder's equity                      1,609.5           1,583.0
                                                    ---------         ---------

       Total liabilities and shareholder's equity   $31,693.3         $27,144.9
                                                    =========         =========


See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

          Consolidated Statements of Changes in Shareholder's Equity
                                 (millions)


                                                  Years Ended December 31,
                                             -----------------------------------
                                                  1996       1995      1994
                                                  ----       ----      ----

Shareholder's equity, beginning of year         $1,583.0   $1,088.5   $1,246.7

Capital contributions                               10.4      --         --

Net change in unrealized capital gains (losses)    (72.0)     321.5     (303.5)

Net income                                         141.1      175.9      145.3

Other changes                                      (49.5)     --         --

Common stock dividends declared                     (3.5)      (2.9)     --
                                                --------   --------   --------
Shareholder's equity, end of year               $1,609.5   $1,583.0   $1,088.5
                                                ========   ========   ========



See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   Consolidated Statements of Cash Flows
                                 (millions)




                                                                  Years Ended December 31,
                                                           -------------------------------------
                                                               1996        1995         1994
                                                               ----        ----         ----
Cash Flows from Operating Activities:
  Net income                                                  $141.1       $175.9       $145.3
  Adjustments to reconcile net income to net
   cash (used for) provided by operating activities:
  Decrease (increase) in accrued investment income              16.5        (33.3)       (17.5)
  Decrease in premiums due and other receivables                 1.6         25.4          1.3
  Increase in policy loans                                     (60.7)       (89.9)       (46.0)
  Increase in deferred policy acquisition costs               (174.0)      (177.0)      (105.9)
  Decrease in reinsurance loan to affiliate                     27.2         34.8         27.8
  Net increase in universal life account balances              243.2        393.4        164.7
  (Decrease) increase in other insurance
   reserve liabilities                                        (211.5)        79.0         75.1
  Net increase in other liabilities and other assets             3.1         13.0         52.5
  Decrease in income taxes                                     (26.7)        (4.5)       (10.3)
  Net accretion of discount on investments                     (68.0)       (66.4)       (77.9)
  Net realized capital gains                                   (19.7)       (41.3)        (1.5)
  Other, net                                                     1.1          --          (1.0)
                                                            --------     --------     --------
    Net cash (used for) provided by operating activities      (126.8)       309.1        206.6
                                                            --------     --------     --------

Cash Flows from Investing Activities:
  Proceeds from sales of:
   Debt securities available for sale                        5,182.2      4,207.2      3,593.8
   Equity securities                                           190.5        180.8         93.1
   Mortgage loans                                                8.7         10.7         --
   Limited partnership                                          --           26.6         --
  Investment maturities and collections of:
   Debt securities available for sale                          885.2        583.9      1,289.2
   Short-term investments                                       35.0        106.1         30.4
  Cost of investment purchases in:
   Debt securities available for sale                       (6,534.3)    (6,034.0)    (5,621.4)
   Equity securities                                          (118.1)      (170.9)      (162.5)
   Short-term investments                                      (54.7)       (24.7)      (106.1)
   Mortgage loans                                               --          (21.3)        --
   Limited partnership                                          --           --          (25.0)
  Other, net                                                   (17.6)        --           --
                                                            --------     --------     --------
    Net cash used for investing activities                    (423.1)    (1,135.6)      (908.5)
                                                            --------     --------     --------

Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts    1,579.5      1,884.5      1,737.8
  Withdrawals of investment contracts                       (1,146.2)    (1,109.6)      (948.7)
  Additional capital contributions                              10.4         --           --
  Dividends paid to shareholder                                 (3.5)        (2.9)        --
                                                            --------     --------     --------
    Net cash provided by financing activities                  440.2        772.0        789.1
                                                            --------     --------     --------

Net (decrease) increase in cash and cash equivalents          (109.7)       (54.5)        87.2
Cash and cash equivalents, beginning of year                   568.8        623.3        536.1
                                                            --------     --------     --------

Cash and cash equivalents, end of year                        $459.1       $568.8       $623.3
                                                            ========     ========     ========

Supplemental cash flow information:
  Income taxes paid, net                                       $85.5        $92.8        $85.9
                                                            ========     ========     ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries (collectively, the "Company") is a provider of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services, financial planning and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1995 and 1994 financial information to conform to the 1996 presentation.

     Future Application of Accounting Standards

     Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize any assets it controls and liabilities it has incurred. An entity would not recognize assets when control has been surrendered or liabilities have been satisfied. Portions of this statement are effective for each of 1997 and 1998 financial statements and early adoption is not permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     All of the Company's debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds primarily represents an investment in the Aetna Series Fund, Inc., a retail mutual fund which has been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years).

     Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future Policy Benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00%. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Policyholders' Funds Left With the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.00% to 7.00%), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments begin under contracts with life contingent payouts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity, reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, the Aetna Series Fund Inc., or the Aetna Generation Funds (collectively, "Funds"), which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $515.6 million for 1996 (fair value $523.0 million) and $322.2 million for 1995 (fair value $343.9 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in 1996 and 4.50% to 8.38% in 1995.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                          Gross       Gross
                                            Amortized  Unrealized   Unrealized    Fair
                                              Cost        Gains       Losses     Value
                                              ----        -----       ------     -----
                                                       (millions)
U.S. government and government
   agencies and authorities                $ 1,072.4   $    20.5   $     4.5   $ 1,088.4

States, municipalities and political
   subdivisions                                  6.0         1.2        --           7.2

U.S. corporate securities:
     Financial                               2,143.4        43.1         9.7     2,176.8
     Food & fiber                              198.2         4.6         1.3       201.5
     Healthcare & consumer products            735.9        20.2         6.3       749.8
     Media & broadcast                         274.9         7.0         2.8       279.1
     Natural resources                         187.7         4.5         0.4       191.8
     Transportation & capital goods            521.9        22.0         1.8       542.1
     Utilities                                 448.8        14.8         2.8       460.8
     Other                                     141.5         3.0        --         144.5
                                           ---------   ---------   ---------   ---------
   Total U.S. corporate securities           4,652.3       119.2        25.1     4,746.4

Foreign Securities:
     Government                                758.6        36.0         5.7       788.9
     Utilities                                 187.8        16.1        --         203.9
     Other                                     945.5        30.9         6.3       970.1
                                           ---------   ---------   ---------   ---------
   Total foreign securities                  1,891.9        83.0        12.0     1,962.9

Residential mortgage-backed securities:
     Pass-throughs                             792.2        78.3         3.1       867.4
     Collateralized mortgage obligations     2,227.8        94.9        13.7     2,309.0
                                           ---------   ---------   ---------   ---------
Total residential mortgage-
   backed securities                         3,020.0       173.2        16.8     3,176.4

Commercial/Multifamily mortgage-
   backed securities                         1,008.7        24.8         5.6     1,027.9

Other asset-backed securities                  887.8        10.7         2.2       896.3
                                           ---------   ---------   ---------   ---------

Total Debt Securities                      $12,539.1   $   432.6   $    66.2   $12,905.5
                                           =========   =========   =========   =========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1995 were as follows:

                                                          Gross       Gross
                                            Amortized  Unrealized   Unrealized    Fair
                                              Cost        Gains       Losses     Value
                                              ----        -----       ------     -----
                                                       (millions)
U.S. government and government
   agencies and authorities                $   539.5   $    47.5   $    --     $   587.0

States, municipalities and political
   subdivisions                                 41.4        12.4        --          53.8

U.S. Corporate securities:
     Financial                               2,764.4       110.3         2.1     2,872.6
     Food & fiber                              310.8        20.8         0.6       331.0
     Healthcare & consumer products            766.0        59.2         0.2       825.0
     Media & broadcast                         191.7        10.0        --         201.7
     Natural resources                         186.9        12.6         0.2       199.3
     Transportation & capital goods            602.4        46.7         0.2       648.9
     Utilities                                 454.4        27.8         1.0       481.2
     Other                                     119.9        10.2        --         130.1
                                           ---------   ---------   ---------   ---------
   Total U.S. corporate securities           5,396.5       297.6         4.3     5,689.8

Foreign securities:
     Government                                316.4        26.1         2.0       340.5
     Utilities                                 236.3        32.9                   269.2
     Other                                     749.9        60.5         3.5       806.9
                                           ---------   ---------   ---------   ---------
   Total foreign securities                  1,302.6       119.5         5.5     1,416.6

Residential mortgage-backed securities:
     Pass-throughs                             556.7        99.2         1.8       654.1
     Collateralized mortgage obligations     2,383.9       167.6         2.2     2,549.3
                                           ---------   ---------   ---------   ---------
Total residential mortgage-
   backed securities                         2,940.6       266.8         4.0     3,203.4

Commercial/multifamily mortgage-
   backed securities                           741.9        32.3         0.2       774.0

Other asset-backed securities                  961.2        35.5         0.5       996.2
                                           ---------   ---------   ---------   ---------

Total Debt Securities                      $11,923.7   $   811.6   $    14.5   $12,720.8
                                           =========   =========   =========   =========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1996 and 1995, net unrealized appreciation of $366.4 million and $797.1 million, respectively, on available for sale debt securities included $288.5 million and $619.1 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in Future Policy Benefits and Policyholders' Funds Left With the Company.

     The amortized cost and fair value of debt securities for the year ended December 31, 1996 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                      Amortized          Fair
                                                         Cost            Value
                                                      ---------          -----
                                                               (millions)
      Due to mature:
        One year or less                              $   424.4        $   425.7
        After one year through five years               2,162.4          2,194.2
        After five years through ten years              2,467.4          2,509.6
        After ten years                                 2,568.4          2,675.4
        Mortgage-backed securities                      4,028.7          4,204.3
        Other asset-backed securities                     887.8            896.3
                                                      ---------        ---------
               Total                                  $12,539.1        $12,905.5
                                                      =========        =========

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. At December 31, 1996 and 1995, the Company had loaned securities (which are reflected as invested assets) with a market value of approximately $444.7 million and $264.5 million, respectively.

     At December 31, 1996 and 1995, debt securities carried at $7.6 million and $7.4 million, respectively, were on deposit as required by regulatory authorities.

     The carrying value of non-income producing investments was $0.9 million and $0.1 million at December 31, 1996 and 1995, respectively.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1996.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                         1996                   1995
                                                         ----                   ----
                                                    Fair     Amortized     Fair      Amortized
                                                   Value        Cost      Value         Cost
                                                   -----        ----      -----         ----
                                                                  (millions)
     Total residential CMOs (1)                  $2,309.0    $2,227.8    $2,549.4    $2,383.9
                                                 ========    ========    ========    ========
     Percentage of total:
       Supporting experience rated products          84.2%                   85.3%
       Supporting remaining products                 15.8%                   14.7%
                                                 --------                --------
                                                    100.0%                  100.0%
                                                 ========                ========

     (1) At December 31, 1996 and 1995, approximately 71% and 81%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated.

     At December 31, 1996 and 1995, approximately 68% and 79%, respectively, of the Company's CMO holdings were in planned amortization class ("PAC") and sequential structure tranches, which are subject to less prepayment and extension risk than other types of CMO instruments. At December 31, 1996 and 1995, approximately 3% of the Company's CMO holdings were in the interest-only ("IOs") and principal-only ("POs") tranches, which are subject to more prepayment and extension risks than other types of CMO instruments. Remaining CMO holdings are in other tranches that have prepayment and extension risks which fall between the degree of risk associated with PACs and sequentials, and IOs and POs.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in available for sale equity securities were as follows:

                                             Gross         Gross
                              Amortized      Unrealized    Unrealized   Fair
                                 Cost        Gains         Losses       Value
                                 ----        ----------    ----------   -----
                                                  (millions)
       1996
       Equity Securities       $ 184.9       $  16.3       $   0.8      $ 200.4
                               =======       =======       =======      =======
       1995
       Equity Securities       $ 231.6       $  27.2       $   1.2      $ 257.6
                               =======       =======       =======      =======

3.   Financial Instruments

     Estimated Fair Value

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1996 and 1995 were as follows:

                                                    1996                    1995
                                             ------------------       -----------------
                                             Carrying     Fair        Carrying    Fair
                                             Value        Value       Value       Value
                                             -----        -----       -----       -----
                                                         (millions)
Assets:
    Mortgage loans                           $    13.0    $    13.2   $    21.2   $    21.9
Liabilities:
    Investment contract liabilities:
          With a fixed maturity              $ 1,014.1    $ 1,028.8   $   989.1   $ 1,001.2
          Without a fixed maturity             9,649.6      9,427.6     9,511.0     9,298.4

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in Policyholders' Funds Left With the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Financial Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio and stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell underlying assets at a specified future date. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1996 and 1995.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1996. At December 31, 1995, the Company had an open forward swap agreement with a notional amount of $100.0 million and a fair value of $0.1 million.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1996. As of December 31, 1996 and 1995, there were no option contracts outstanding.

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1996 was as follows:

                                                          Amortized      Fair
                                                             Cost        Value
                                                             ----        -----
                                                                 (millions)

       Residential collateralized mortgage obligations    $ 2,227.8    $ 2,309.0
            Principal-only strips (included above)             44.5         53.3
            Interest-only strips (included above)              10.3         22.8
       Other structured securities with derivative
            characteristics (1)                               126.3        129.2

     (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:
                                                1996         1995         1994
                                                ----         ----         ----
                                                          (millions)

     Debt securities                         $  945.3     $  891.5     $  823.9
     Preferred stock                              5.9          4.2          3.9
     Investment in affiliated mutual funds       14.3         14.9          5.2
     Mortgage loans                               2.2          1.4          1.4
     Policy loans                                18.4         13.7         11.5
     Reinsurance loan to affiliate               44.1         46.5         51.5
     Cash equivalents                            29.4         38.9         29.5
     Other                                        2.1          8.4          6.7
                                             --------     --------     --------
     Gross investment income                  1,061.7      1,019.5        933.6
     Less investment expenses                   (16.1)       (15.2)       (16.4)
                                             --------     --------     --------
     Net investment income                   $1,045.6     $1,004.3     $  917.2
                                             ========     ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $787.6 million, $744.2 million and $677.1 million for the years ended December 31, 1996, 1995 and 1994, respectively. Interest credited to contractholders is included in Current and Future Benefits.

5.  Dividend Restrictions and Shareholder's Equity

     The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     The amount of dividends that may be paid to the shareholder in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $71.1 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $57.8 million, $70.0 million and $64.9 million for the years ended December 31, 1996, 1995 and 1994, respectively. Statutory capital and surplus was $713.6 million and $670.7 million as of December 31, 1996 and 1995, respectively.

     As of December 31, 1996 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                  1996        1995        1994
                                                  ----        ----        ----
                                                           (millions)

       Debt securities                         $   11.1     $  32.8     $   1.0
       Equity securities                            8.6         8.3         0.2
       Mortgage loans                               --          0.2         0.3
                                               --------     --------    -------
       Pretax realized capital gains           $   19.7     $  41.3     $   1.5
                                               ========     =======     =======
       After tax realized capital gains        $   13.0     $  25.8     $   1.0
                                               ========     =======     =======

     Net realized capital gains of $53.1 million and $61.1 million for 1996 and 1995, respectively, and net realized capital losses of $29.1 million for 1994, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in policyholder funds' left with the Company. Net unamortized gains were $53.3 million and $7.3 million at December 31, 1996 and 1995, respectively.

     Changes to the mortgage loan valuation reserve and writedowns on debt securities for other than temporary declines in value are included in net realized capital gains (losses) and amounted to $(3.3) million, $3.1 million and $1.1 million, of which $(3.2) million, $2.2 million and $0.8 million were allocable to experience rated contractholders, for the years ended December 31, 1996, 1995 and 1994, respectively. There was no valuation reserve for mortgage loans at December 31, 1996 or at December 31, 1995.

     Proceeds from the sale of available for sale debt securities and the related gross gains and losses were as follows:

                                           1996          1995            1994
                                           ----          ----            ----
                                                      (millions)

     Proceeds on Sales                   $5,182.2      $4,207.2       $3,593.8
     Gross gains                             24.3          44.6           26.6
     Gross losses                            13.2          11.8           25.6

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in unrealized capital gains (losses), (excluding those related to experience rated contractholders), were as follows:

                                                 1996         1995        1994
                                                 ----         ----        ----
                                                         (millions)

     Debt securities                          $ (100.1)    $  255.9    $ (242.1)
     Equity securities                           (10.5)        27.3       (13.3)
     Limited partnership                           --           1.8        (1.8)
                                              --------     --------    --------
                                                (110.6)       285.0      (257.2)

     Deferred income taxes (See Note 8)          (38.6)       (36.5)       46.3
                                              --------     --------    --------
     Net change in unrealized
        capital gains (losses)                $  (72.0)    $  321.5    $ (303.5)
                                              ========     ========    ========

     Net unrealized capital gains allocable to experience rated contracts of $245.2 million and $43.3 million at December 31, 1996 and $515.0 million and $104.1 million at December 31, 1995 are reflected on the Consolidated Balance Sheets in Policyholders' Funds Left With the Company and Future Policy Benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following unrealized capital gains (losses), which are net of amounts allocable to experience rated contractholders, at December 31:

                                               1996         1995          1994
                                               ----         ----          ----
                                                          (millions)
     Debt securities
       Gross unrealized capital gains         $101.7       $179.3       $  27.4
       Gross unrealized capital losses         (23.8)        (1.3)       (105.2)
                                              ------       ------       --------
                                                77.9        178.0         (77.8)
     Equity securities
       Gross unrealized capital gains           16.3         27.2           6.5
       Gross unrealized capital losses          (0.8)        (1.2)         (7.9)
                                              ------       ------       --------
                                                15.5         26.0          (1.4)
     Limited Partnership                        --           --            --
       Gross unrealized capital gains           --           --            --
       Gross unrealized capital losses          --           --            (1.8)
                                              ------       ------       --------
                                                --           --            (1.8)

     Deferred income taxes (See Note 8)         32.9         71.5         108.0
                                              ------       ------       --------

     Net unrealized capital gains (losses)    $ 60.5       $132.5       $(189.0)
                                              ======       ======       ========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                    Vacated
                                          Asset      Leased             Corporate
(Millions)                   Severance  Write-Off   Property     Other  Allocation    Total
--------------------------------------------------------------------------------------------
Financial Services             $ 29.1     $  1.0     $  1.3     $  1.7     $ --       $ 33.1
Individual Life Insurance        12.5        0.4        0.5        0.8       --         14.2
Corporate Allocation             --         --         --         --         14.0       14.0
                             ---------------------------------------------------------------
   Total Company               $ 41.6     $  1.4     $  1.8     $  2.5     $ 14.0     $ 61.3
--------------------------------------------------------------------------------------------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     The activity during 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

                                                    Reserve            Positions
     ---------------------------------------------------------------------------
       Beginning of year                           $   --                 --
       Severance and facilities charges               47.3                702
       Corporate Allocation                           14.0                --
       Actions taken (1)                             (13.4)              (178)
                                                 -------------------------------
          End of year                              $  47.9                524
     ---------------------------------------------------------------------------

     (1) Includes $8.0 million of severance-related actions and $4.1 million of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and the vacating of the leased office space are expected to be substantially completed in 1997.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return and combined Connecticut and New York state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.

     Income taxes for the years ended December 31, consist of:

                                                      1996      1995      1994
                                                      ----      ----      ----
                                                             (millions)
     Current taxes (benefits):
     Income Taxes:
       Federal                                       $ 50.9    $ 82.9    $ 78.7
       State                                            3.7       3.2       4.4
       Net realized capital gains (losses)             25.3      28.5     (33.2)
                                                     ------    ------    ------
                                                       79.9     114.6      49.9
                                                     ------    ------    ------
     Deferred taxes (benefits):
     Income Taxes:
       Federal                                         (3.5)    (14.4)     (8.0)
       Net realized capital gains (losses)            (18.6)    (12.9)     33.7
                                                     ------    ------    ------
                                                      (22.1)    (27.3)     25.7
                                                     ------    ------    ------
          Total                                      $ 57.8    $ 87.3    $ 75.6
                                                     ======    ======    ======


     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                      1996      1995      1994
                                                      ----      ----      ----
                                                            (millions)

     Income before income taxes                      $198.9    $263.2    $220.9
     Tax rate                                            35%       35%       35%
                                                     ------    ------    ------
     Application of the tax rate                       69.6      92.1      77.3
                                                     ------    ------    ------
     Tax effect of:
          State income tax, net of federal benefit      2.4       2.1       2.9
          Excludable dividends                         (8.7)     (9.3)     (8.6)
          Other, net                                   (5.5)      2.4       4.0
                                                     ------    ------    ------
            Income taxes                             $ 57.8    $ 87.3    $ 75.6
                                                     ======    ======    ======

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                            1996          1995
                                                            ----          ----
                                                                (millions)
       Deferred tax assets:
            Insurance reserves                            $ 344.6       $ 290.4
            Unrealized gains allocable to
              experience rated contracts                    100.8         216.7
            Investment losses                                 7.5           7.3
            Postretirement benefits other
              than pensions                                  27.0           7.7
            Deferred compensation                            25.0          18.9
            Pension                                           7.6           5.7
            Other                                            29.3           9.2
                                                          -------       -------
       Total gross assets                                   541.8         555.9

       Deferred tax liabilities:
            Deferred policy acquisition costs               482.1         433.0
            Market discount                                   6.8           4.4
            Net unrealized capital gains                    133.7         288.2
            Other                                            (0.3)         (0.1)
                                                          -------       -------
       Total gross liabilities                              622.3         725.5
                                                          -------       -------
       Net deferred tax liability                         $  80.5       $ 169.6
                                                          =======       =======

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. Valuation allowances are provided when it is not considered more likely than not that deferred tax assets will be realized. As of December 31, 1996 and 1995, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1996. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amounts that are tax-deductible. As of December 31, 1996, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $4.3 million, $6.1 million and $5.5 million for the years ended December 31, 1996, 1995 and 1994, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides health care and life insurance benefits, subject to certain caps, for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1996, 1995 and 1994 were $1.8 million, $1.4 million and $1.0 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

9.   Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1996, 1995 and 1994 were $0.7 million, $0.8 million and $0.7 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $5.4 million, $4.9 million and $3.3 million in 1996, 1995 and 1994, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1996, 1995 and 1994, were $8.1 million, $6.3 million and $1.7 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from .10% to 1.90% of their average daily net assets. The Company also receives fees from the variable life and annuity mutual funds and The Aetna Series Fund for serving as investment adviser. Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from .25% to .85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from the variable life and annuity mutual funds and The Aetna Series Fund for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and Funds, included in Charges Assessed Against Policyholders, amounted to $185.4 million, $128.1 million and $104.6 million in 1996, 1995 and 1994, respectively. The Company may waive advisory fees at its discretion.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor of all affiliated mutual funds and of most of the General Account assets. Fees paid by the Company to Aeltus, included in both Charges Assessed Against Policyholders and Net Investment Income, on an annual basis, range from .06% to .55% of the average daily net assets under management. For the year ended December 31, 1996, the Company paid $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $108.0 million commission, paid by the Company to Aetna Life in 1988, was capitalized as deferred policy acquisition costs. An additional $6.1 million commission, paid by the Company to Aetna Life in 1996, was capitalized as deferred policy acquisition costs. The Company maintained insurance reserves of $628.3 million and $655.5 million as of December 31, 1996 and 1995, respectively, relating to the business assumed. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. The loan is being reduced in accordance with the decrease in the reserves. The fair value of this loan was $625.3 million and $663.5 million as of December 31, 1996 and 1995, respectively, and is based upon the fair value of the underlying assets. Premiums of $25.3 million, $28.0 million and $32.8 million and current and future benefits of $39.5 million, $43.0 million and $43.8 million were assumed in 1996, 1995 and 1994, respectively.

     Investment income of $44.1 million, $46.5 million and $51.5 million was generated from the reinsurance loan to affiliate in 1996, 1995 and 1994, respectively. Net income of approximately $8.1 million, $18.4 million and $25.1 million resulted from this agreement in 1996, 1995 and 1994, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $28.9 million and $28.0 million were maintained for this contract as of December 31, 1996 and 1995, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.2 million, $3.2 million and $1.3 million for 1996, 1995 and 1994, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1995 or 1994.

     The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $2.8 million and $5.7 million due from affiliates in 1996 and 1995, respectively. Other liabilities include $10.7 million and $12.4 million due to affiliates for 1996 and 1995, respectively.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                Ceded to    Assumed
                                        Direct    Other    from Other      Net
                                        Amount  Companies   Companies     Amount
                                        ------  ---------   ---------     ------
                                                    (millions)
     1996
 Premiums:
   Life Insurance                      $  34.6   $  11.2     $  25.3     $  48.7
   Accident and Health Insurance           6.3       6.3        --          --
   Annuities                              84.3      --           0.6        84.9
                                       =======   =======     =======     =======
    Total earned premiums              $ 125.2   $  17.5     $  25.9     $ 133.6
                                       =======   =======     =======     =======
     1995
 Premiums:
   Life Insurance                      $  28.8   $   8.6     $  28.0     $  48.2
   Accident and Health Insurance           7.5       7.5        --          --
   Annuities                             164.0      --           0.5       164.5
                                       =======   =======     =======     =======
    Total earned premiums              $ 200.3   $  16.1     $  28.5     $ 212.7
                                       =======   =======     =======     =======
     1994
 Premiums:
   Life Insurance                      $  27.3   $   6.0     $  32.8     $  54.1
   Accident and Health Insurance           9.3       9.3        --          --
   Annuities                             137.3      --           0.2       137.5
                                       =======   =======     =======     =======
    Total earned premiums              $ 173.9   $  15.3     $  33.0     $ 191.6
                                       =======   =======     =======     =======

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1996, the Company had commitments to purchase investments of $17.9 million. The fair value of the investments at December 31, 1996 approximated $18.3 million.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance.

     Summarized financial information for the Company's principal operations was as follows:

    (Millions)                                    1996        1995        1994
--------------------------------------------------------------------------------
Revenue:
    Financial Services                         $ 1,195.1   $ 1,211.3   $ 1,013.5
    Individual Life Insurance                      445.7       407.9       386.1
                                               ---------------------------------
      Total revenue                            $ 1,640.8   $ 1,619.2   $ 1,399.6
--------------------------------------------------------------------------------
Income before income taxes: (2)
    Financial Services                         $   129.9   $   160.1   $   122.5
    Individual Life Insurance                       83.0       103.1        98.4
                                               ---------------------------------
     Total income before income taxes          $   212.9   $   263.2   $   220.9
--------------------------------------------------------------------------------
Net income: (2)
    Financial Services                         $    94.3   $   113.8   $    85.5
    Individual Life Insurance                       55.9        62.1        59.8
                                               ---------------------------------
Net income                                     $   150.2   $   175.9   $   145.3
--------------------------------------------------------------------------------

Assets under management: (3)
    Financial Services                         $27,268.1   $22,534.4   $18,122.9
    Individual Life Insurance                    2,830.5     2,590.9     2,220.5
--------------------------------------------------------------------------------
       Total assets under management           $30,098.6   $25,125.3   $20,343.4
--------------------------------------------------------------------------------

(1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.
(2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).
(3) Excludes net unrealized capital gains (losses) of $366.4 million, $797.1 million and $(386.4) million at December 31, 1996, 1995 and 1994, respectively.

Form No. SAI.01107-97                                        ALIAC Ed. May 1997

                          VARIABLE ANNUITY ACCOUNT C
                          PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a)      Financial Statements:

      (1)   Included in Part A:

            Condensed Financial Information

      (2)   Included in Part B:

            Financial Statements of Variable Annuity Account C:

            -  Statement of Assets and Liabilities as of December 31, 1996

            - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995

            -  Notes to Financial Statements

            -  Independent Auditors' Report

            Financial Statements of the Depositor:

            -  Independent Auditors' Report

            - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994

            -  Consolidated  Balance  Sheets as of December  31, 1996 and 1995

            - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994

            - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994

            -  Notes to Consolidated Financial Statements

   (b)      Exhibits

      (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)

      (2)         Not applicable

      (3.1)       Form of Broker-Dealer Agreement(2)

      (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)

      (4.1) Form of Group Combination Annuity Contract (Nonparticipating) (A001RP95)(3)

      (4.2)       Form of Group Combination Annuity Certificate
                  (Nonparticipating) (A007RC95)(3)

      (4.3) Form of Group Combination Annuity Contract (Nonparticipating) (A020RV95)(3)

      (4.4)       Form of Group Combination Annuity Certificate
                  (Nonparticipating) (A027RV95)(3)

      (4.5)       Form of Endorsement for Exchanged Contracts (EINRP95)(3)

      (4.6)       Form of Endorsement for Exchanged Contracts (EINRV95)(3)

      (4.7)       Form of Endorsement for 401(a) Plans(3)

      (4.8)       Form of Endorsement (GET 9/96) for Contracts A001RP95 and
                  A020RV95(4)

      (4.9)       Form of Endorsement (E1OMNI97) to Contract A001RP95(5)

      (4.10)      Form of Endorsement (E2OMNI97) to Contract A001RP95(5)

      (4.11)      Form of Endorsement (3OMNI97) to Contract A001RP95(5)

      (4.12)      Form of Endorsement (E1FXPL97) to Contract A001RP95(5)

      (4.13)      Form of Endorsement E2FXPL(97) to Contract A020RV95(5)

      (4.14)      Form of Endorsement E3FXPL97 to Contract A001RP95(5)

      (4.15)      Form of Endorsement EINRP97 to Contract A001RP95(5)

      (4.16)      Form of Endorsement E4OMNI97 to Contract A001RP95(5)

      (4.17)      Form of Endorsement EINRV97 to Contract A020RV95(5)

      (4.18)      Form of Endorsement E1PAY97 to Contracts A001RP95 and
                  A020RV95(5)

      (4.19)      Form of E2PAY97 to Contracts A001RP95 and A020RV95(5)

      (5)         Form of Variable Annuity Contract Application (300-MOP-IB)(6)

      (6.1) Certification of Incorporation and By-Laws of Aetna Life Insurance and Annuity Company(7)

      (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(8)

      (7)         Not applicable

      (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1995(2)

      (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)

      (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(9)

      (8.4) Third Amendment dated February 11, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996(5)

      (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(8)

      (8.6) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1. 1995, May 1, 1995, January 1, 1996 and March 1,1996(8)

      (8.7) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(9)

      (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Franklin Advisers, Inc. dated January 31, 1989(2)

      (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)

      (8.10) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)

      (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)

      (8.12) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(2)

      (8.13) Amendment dated as of February 20, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(9)

      (8.14) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(2)

      (9)         Opinion of Counsel(10)

      (10.1)      Consent of Independent Auditors

      (10.2)      Consent of Counsel

      (11)        Not applicable

      (12)        Not applicable

      (13)        Schedule for Computation of Performance Data(11)

      (14)        Not applicable

      (15.1)      Powers of Attorney(12)

      (15.2)      Authorization for Signatures(2)

      (27)        Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.

3. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 21, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 6, 1996.

5. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997.

6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-91846), as filed on May 1, 1995.

7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.

8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.

9. Incorporated by reference to Post -Effective Amendment No. 3 to Registration Statement on form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.

10. Incorporated by reference to Registrant's 24f-2 Notice for the fiscal year ended December 31, 1996, as filed electronically with the Securities and Exchange Commission on February 28, 1997.

11. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on November 30, 1995.

12. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-2 (File No. 33-60477), as filed electronically on April 4, 1997.

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*                    Positions and Offices with Depositor
-----------------                    ------------------------------------

Daniel P. Kearney                    Director and President

Timothy A. Holt                      Director, Senior Vice President and
                                     Chief Financial Officer

Christopher J. Burns                 Director and Senior Vice President

Laura R. Estes                       Director and Senior Vice President

J. Scott Fox                         Director and Senior Vice President

Gail P. Johnson                      Director and Vice President

John Y. Kim                          Director and Senior Vice President

Shaun P. Mathews                     Director and Vice President

Glen Salow                           Director and Vice President

Creed R. Terry                       Director and Vice President

Deborah Koltenuk                     Vice President and Treasurer,
                                     Corporate Controller

Frederick D. Kelsven                 Vice President and Chief Compliance
                                     Officer

Kirk P. Wickman                      Vice President, General Counsel and
                                     Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
Registrant
----------


   Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 33-61897), as filed electronically on April 11, 1997.


Item 27. Number of Contract Owners
----------------------------------

   As of February 28, 1997, there were 606,945 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

   (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity

       Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940
       Act).

    (b) See Item 25 regarding the Depositor.

    (c) Compensation as of December 31, 1996:

  (1)                 (2)              (3)              (4)            (5)

Name of         Net Underwriting  Compensation
Principal       Discounts and     on Redemption      Brokerage
Underwriter     Commissions       or Annuitization   Commissions  Compensation*
-----------     -----------       ----------------   -----------  -------------

Aetna Life                          $1,325,661                      $96,924,599
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

               Aetna Life Insurance and Annuity Company
               151 Farmington Avenue
               Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

   Not applicable

Item 32. Undertakings
---------------------

   Registrant hereby undertakes:

   (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

   (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

   (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to
       Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep.
       (CCH) P. 78,904 at 78,523 (November 22, 1988).

   (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


   As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 5 to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-4 (File No. 333-01107) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of April, 1997.


                                   VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE
                                   INSURANCE AND ANNUITY COMPANY
                                      (Registrant)

                               By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                      (Depositor)

                               By:  Daniel P. Kearney*
                                    -------------------------------------------
                                    Daniel P. Kearney
                                    President

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-01107) has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                                           Date
---------                 -----                                           ----


Daniel P. Kearney*        Director and President                     )
------------------------- (principal executive officer)              )
Daniel P. Kearney                                                    )
                                                                     )
Timothy A. Holt*          Director and Chief Financial Officer       ) April
-------------------------                                            )
Timothy A. Holt                                                      ) 14, 1997
                                                                     )
Christopher J. Burns*     Director                                   )
-------------------------                                            )
Christopher J. Burns                                                 )
                                                                     )
Laura R. Estes*           Director                                   )
-------------------------                                            )
Laura R. Estes                                                       )
                                                                     )
J. Scott Fox*             Director                                   )
-------------------------                                            )
J. Scott Fox                                                         )

Gail P. Johnson*           Director                                  )
-------------------------                                            )
Gail P. Johnson                                                      )
                                                                     )
John Y. Kim*               Director                                  )
-------------------------                                            )
John Y. Kim                                                          )
                                                                     )
Shaun P. Mathews*          Director                                  )
-------------------------                                            )
Shaun P. Mathews                                                     )
                                                                     )
Glen Salow*                Director                                  )
-------------------------                                            )
Glen Salow                                                           )
                                                                     )
Creed R. Terry*            Director                                  )
-------------------------                                            )
Creed R. Terry                                                       )
                                                                     )
Deborah Koltenuk*         Vice President and Treasurer, Corporate    )
------------------------- Controller                                 )
Deborah Koltenuk                                                     )


By:  /s/ Julie E. Rockmore
     ------------------------------------------
     *Julie E. Rockmore
      Attorney-in-Fact

                          VARIABLE ANNUITY ACCOUNT C
                                EXHIBIT INDEX

Exhibit No.     Exhibit                                                  Page
-----------     -------                                                  ----

99-B.1          Resolution of the Board of Directors of Aetna Life          *
                Insurance and Annuity Company establishing Variable
                Annuity Account C

99-B.3.1        Form of Broker-Dealer Agreement                             *

99-B.3.2        Alternative Form of Wholesaling Agreement and Related       *
                Selling Agreement

99-B.4.1        Form of Group Combination Annuity Contract                  *
                (Nonparticipating) (A001RP95)

99-B.4.2        Form of Group Combination Annuity Certificate               *
                (Nonparticipating) (A007RC95)

99-B.4.3        Form of Group Combination Annuity Contract                  *
                (Nonparticipating) (A020RV95)

99-B.4.4        Form of Group Combination Annuity Certificate               *
                (Nonparticipating) (A027RV95)

99-B.4.5        Form of Endorsement for Exchanged Contracts (EINRP95)       *

99-B.4.6        Form of Endorsement for Exchanged Contracts (EINRV95)       *

99-B.4.7        Form of Endorsement for 401(a) Plans                        *

99-B.4.8        Form of Endorsement (GET 9/96) for Contracts A001RP95       *
                and A020RV95

99-B.4.9        Form of Endorsement (E1OMNI97) to Contract A001RP95         *

99-B.4.10       Form of Endorsement (E2OMNI97) to Contract A001RP95         *

99-B.4.11       Form of Endorsement (3OMNI97) to Contract A001RP95          *

99-B.4.12       Form of Endorsement (E1FXPL97) to Contract A001RP95         *

99-B.4.13       Form of Endorsement (E2FXPL97) to Contract A020RV95         *

*Incorporated by reference

Exhibit No.     Exhibit                                                  Page
-----------     -------                                                  ----

99-B.4.14       Form of Endorsement (E3FXPL97) to Contract A001RP95         *

99-B.4.15       Form of Endorsement (EINRP97) to Contract A001RP95          *

99-B.4.16       Form of Endorsement (E4OMNI97) to Contract A001RP95         *

99-B.4.17       Form of Endorsement (EINRV97) to Contract A020RV95          *

99-B.4.18       Form of Endorsement (E1PAY97) to Contracts A001RP95 and     *
                A020RV95

99-B.4.19       Form of Endorsement (E2PAY97) to Contracts A001RP95 and     *
                A020RV95

99-B.5          Form of Variable Annuity Contract Application               *
                (300-GTD-IA)

99-B.6.1        Certification of Incorporation and By-Laws of Depositor     *

99-B.6.2        Amendment of Certificate of Incorporation of Depositor      *

99-B.8.1        Fund Participation Agreement (Amended and Restated)         *
                between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated
                March 31, 1995

99-B.8.2        Fund Participation Agreement between Aetna Life             *
                Insurance and Annuity Company and Calvert Asset
                Management Company (Calvert Responsibly Invested
                Balanced Portfolio, formerly Calvert Socially
                Responsible Series) dated March 13, 1989 and amended December 12, 1993

99-B.8.3        Second Amendment dated January 1, 1996 to Fund              *
                Participation Agreement between Aetna Life
                Insurance and Annuity Company and Calvert Asset
                Management Company (Calvert Responsibly Invested
                Balanced Portfolio, formerly Calvert Socially
                Responsible Series) dated March 13, 1989 and amended December 27, 1993

*Incorporated by reference

Exhibit No.     Exhibit                                                  Page

99-B.8.4        Third Amendment dated February 11, 1997 to Fund             *
                Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management
                Company (Calvert Responsibly Invested Balanced
                Portfolio, formerly Calvert Socially Responsible
                Series) dated March 13, 1989 and amended December 27,
                1993 and January 1, 1997

99-B.8.5        Fund Participation Agreement between Aetna Life             *
                Insurance and Annuity Company, Variable Insurance
                Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
                1994, February 1, 1995, May 1, 1995, January 1,
                1996 and March 1, 1996

99-B.8.6        Fund Participation Agreement between Aetna Life             *
                Insurance and Annuity Company, Variable Insurance
                Products Fund II and Fidelity Distributors
                Corporation dated February 1, 1994 and amended on December 15, 1994, February 1. 1995, May 1, 1995,
                January 1, 1996 and March 1,1996

99-B.8.7        Service Agreement between Aetna Life Insurance and          *
                Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.8        Fund Participation Agreement between Aetna Life             *
                Insurance and Annuity Company and Franklin Advisers,
                Inc. dated January 31, 1989

99-B.8.9        Fund Participation Agreement between Aetna Life             *
                Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996

99-B.8.10       Fund Participation Agreement between Aetna Life             *
                Insurance and Annuity Company and Lexington Management
                Corporation regarding Natural Resources Trust dated
                December 1, 1988 and amended February 11, 1991

*Incorporated by reference

Exhibit No.     Exhibit                                                  Page

99-B.8.11       Fund Participation Agreement between Aetna Life             *
                Insurance and Annuity Company and Advisers
                Management Trust (now Neuberger & Berman Advisers
                Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995

99-B.8.12       Fund Participation Agreement between Aetna Life             *
                Insurance and Annuity Company and Scudder Variable Life
                Investment Fund dated April 27, 1992 and amended
                February 19, 1993 and August 13, 1993

99-B.8.13       Amendment dated as of February 20, 1996 to Fund             *
                Participation Agreement between Aetna Life
                Insurance and Annuity Company and Scudder Variable
                Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993.

99-B.8.14       Fund Participation Agreement between Aetna Life             *
                Insurance and Annuity Company, Investors Research
                Corporation and TCI Portfolios, Inc. dated July 29,
                1992 and amended December 22, 1992 and June 1, 1994

99-B.9          Opinion of Counsel                                          *

                                                                           ___
99-B.10.1       Consent of Independent Auditors

99-B.10.2       Consent of Counsel
                                                                           ___

99-B.13         Schedule for Computation of Performance Data                *

99-B.15.1       Powers of Attorney                                          *

99-B.15.2       Authorization for Signatures                                *

27              Financial Data Schedule
                                                                           ___

*Incorporated by reference